Vanguard® Core Bond ETF
Schedule of Investments (unaudited)
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (48.3%)
U.S. Government Securities (26.9%)
[1,2]	United States Treasury Note/Bond	4.125%	2/28/27	39,881	40,146
	United States Treasury Note/Bond	3.750%	4/30/27	52,900	53,065
	United States Treasury Note/Bond	0.500%	5/31/27	35,527	34,074
	United States Treasury Note/Bond	3.500%	10/31/27	26,000	26,007
	United States Treasury Note/Bond	0.625%	11/30/27	41,442	39,273
[3]	United States Treasury Note/Bond	3.875%	12/31/27	62,329	62,794
	United States Treasury Note/Bond	4.250%	2/15/28	11,774	11,954
	United States Treasury Note/Bond	2.875%	5/15/28	6,154	6,066
	United States Treasury Note/Bond	1.250%	5/31/28	2,049	1,943
	United States Treasury Note/Bond	3.875%	7/15/28	25,956	26,178
	United States Treasury Note/Bond	1.125%	8/31/28	21,070	19,793
	United States Treasury Note/Bond	3.375%	9/15/28	28,238	28,127
	United States Treasury Note/Bond	1.750%	1/31/29	18,900	17,908
	United States Treasury Note/Bond	4.000%	1/31/29	20	20
[4]	United States Treasury Note/Bond	1.875%	2/28/29	80,000	75,994
	United States Treasury Note/Bond	4.250%	2/28/29	13,400	13,672
	United States Treasury Note/Bond	2.375%	5/15/29	7,064	6,795
	United States Treasury Note/Bond	2.750%	5/31/29	18,628	18,132
	United States Treasury Note/Bond	3.250%	6/30/29	21,600	21,357
	United States Treasury Note/Bond	2.625%	7/31/29	26,739	25,870
	United States Treasury Note/Bond	3.875%	12/31/29	15,029	15,161
	United States Treasury Note/Bond	4.250%	1/31/30	9,884	10,106
	United States Treasury Note/Bond	1.500%	2/15/30	7,400	6,799
	United States Treasury Note/Bond	4.125%	8/31/30	27,823	28,325
	United States Treasury Note/Bond	3.625%	12/31/30	11,000	10,952
	United States Treasury Note/Bond	4.000%	1/31/31	15,000	15,179
	United States Treasury Note/Bond	4.125%	7/31/31	20,699	21,048
	United States Treasury Note/Bond	3.750%	8/31/31	17,500	17,453
	United States Treasury Note/Bond	3.625%	9/30/31	29,812	29,534
	United States Treasury Note/Bond	4.125%	11/30/31	18,600	18,892
	United States Treasury Note/Bond	4.125%	2/29/32	1,400	1,421
	United States Treasury Note/Bond	4.125%	3/31/32	1,500	1,522
	United States Treasury Note/Bond	4.000%	4/30/32	13,500	13,598
	United States Treasury Note/Bond	2.875%	5/15/32	17,357	16,375
	United States Treasury Note/Bond	4.000%	7/31/32	13,800	13,883
	United States Treasury Note/Bond	2.750%	8/15/32	17,650	16,465
	United States Treasury Note/Bond	3.875%	8/31/32	20,300	20,264
	United States Treasury Note/Bond	3.875%	12/31/32	8,000	7,972
	United States Treasury Note/Bond	3.375%	5/15/33	2,990	2,877
	United States Treasury Note/Bond	4.000%	2/15/34	7,000	6,986
	United States Treasury Note/Bond	4.375%	5/15/34	13,000	13,301
	United States Treasury Note/Bond	3.875%	8/15/34	11,500	11,335
	United States Treasury Note/Bond	4.250%	11/15/34	14,600	14,773
	United States Treasury Note/Bond	4.625%	2/15/35	15,700	16,316
	United States Treasury Note/Bond	4.250%	5/15/35	15,700	15,851
	United States Treasury Note/Bond	4.250%	8/15/35	16,100	16,236
	United States Treasury Note/Bond	4.250%	5/15/39	2,900	2,843
	United States Treasury Note/Bond	4.500%	8/15/39	7,300	7,320
	United States Treasury Note/Bond	4.375%	11/15/39	11,400	11,257
	United States Treasury Note/Bond	4.625%	2/15/40	5,800	5,871
	United States Treasury Note/Bond	1.125%	5/15/40	10,539	6,699
	United States Treasury Note/Bond	4.375%	5/15/40	5,200	5,121
	United States Treasury Note/Bond	1.125%	8/15/40	9,424	5,928
	United States Treasury Note/Bond	1.875%	2/15/41	8,000	5,597
	United States Treasury Note/Bond	4.750%	2/15/41	2,713	2,766
	United States Treasury Note/Bond	2.250%	5/15/41	2,700	1,990
	United States Treasury Note/Bond	3.750%	8/15/41	11,805	10,657
	United States Treasury Note/Bond	2.000%	11/15/41	8,400	5,872
	United States Treasury Note/Bond	3.125%	11/15/41	7,897	6,540
	United States Treasury Note/Bond	3.125%	2/15/42	7,211	5,940
	United States Treasury Note/Bond	3.000%	5/15/42	992	800
	United States Treasury Note/Bond	3.250%	5/15/42	5,652	4,723

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.375%	8/15/42	2,866	2,426
	United States Treasury Note/Bond	4.000%	11/15/42	1,857	1,705
	United States Treasury Note/Bond	3.875%	2/15/43	7,000	6,311
	United States Treasury Note/Bond	2.875%	5/15/43	3,794	2,950
	United States Treasury Note/Bond	3.875%	5/15/43	3,388	3,045
	United States Treasury Note/Bond	4.375%	8/15/43	6,093	5,830
	United States Treasury Note/Bond	4.750%	11/15/43	11,260	11,282
	United States Treasury Note/Bond	4.500%	2/15/44	27,000	26,173
	United States Treasury Note/Bond	3.375%	5/15/44	1,000	827
	United States Treasury Note/Bond	4.625%	5/15/44	5,360	5,273
	United States Treasury Note/Bond	3.125%	8/15/44	4,504	3,572
	United States Treasury Note/Bond	4.125%	8/15/44	3,189	2,933
	United States Treasury Note/Bond	3.000%	11/15/44	2,376	1,841
	United States Treasury Note/Bond	4.625%	11/15/44	8,439	8,286
	United States Treasury Note/Bond	2.500%	2/15/45	17,400	12,343
	United States Treasury Note/Bond	4.750%	2/15/45	11,600	11,564
	United States Treasury Note/Bond	5.000%	5/15/45	2,000	2,057
	United States Treasury Note/Bond	4.875%	8/15/45	10,000	10,117
	United States Treasury Note/Bond	3.000%	11/15/45	1,000	765
	United States Treasury Note/Bond	2.500%	2/15/46	9,900	6,904
	United States Treasury Note/Bond	2.500%	5/15/46	10,300	7,157
	United States Treasury Note/Bond	2.250%	8/15/46	12,700	8,370
	United States Treasury Note/Bond	2.750%	8/15/47	4,800	3,435
	United States Treasury Note/Bond	2.750%	11/15/47	5,200	3,711
	United States Treasury Note/Bond	3.000%	2/15/48	5,086	3,792
	United States Treasury Note/Bond	3.125%	5/15/48	7,900	6,014
	United States Treasury Note/Bond	3.000%	8/15/48	9,100	6,753
	United States Treasury Note/Bond	3.375%	11/15/48	8,500	6,741
	United States Treasury Note/Bond	3.000%	2/15/49	8,370	6,181
	United States Treasury Note/Bond	2.875%	5/15/49	7,800	5,608
	United States Treasury Note/Bond	2.250%	8/15/49	7,000	4,401
	United States Treasury Note/Bond	2.375%	11/15/49	6,100	3,927
	United States Treasury Note/Bond	2.000%	2/15/50	15,200	8,935
[2]	United States Treasury Note/Bond	1.250%	5/15/50	15,844	7,603
	United States Treasury Note/Bond	1.375%	8/15/50	20,566	10,135
	United States Treasury Note/Bond	1.625%	11/15/50	14,521	7,645
[3]	United States Treasury Note/Bond	1.875%	2/15/51	10,270	5,751
	United States Treasury Note/Bond	2.375%	5/15/51	15,055	9,508
[1]	United States Treasury Note/Bond	2.000%	8/15/51	11,100	6,376
	United States Treasury Note/Bond	1.875%	11/15/51	7,900	4,378
	United States Treasury Note/Bond	2.250%	2/15/52	4,600	2,798
	United States Treasury Note/Bond	2.875%	5/15/52	9,800	6,866
	United States Treasury Note/Bond	3.000%	8/15/52	8,173	5,868
	United States Treasury Note/Bond	4.000%	11/15/52	9,525	8,281
	United States Treasury Note/Bond	3.625%	2/15/53	5,742	4,660
	United States Treasury Note/Bond	3.625%	5/15/53	5,659	4,590
	United States Treasury Note/Bond	4.125%	8/15/53	10,600	9,407
	United States Treasury Note/Bond	4.750%	11/15/53	13,566	13,348
	United States Treasury Note/Bond	4.250%	2/15/54	9,000	8,158
	United States Treasury Note/Bond	4.625%	5/15/54	8,300	8,013
	United States Treasury Note/Bond	4.250%	8/15/54	9,300	8,432
	United States Treasury Note/Bond	4.500%	11/15/54	6,800	6,431
	United States Treasury Note/Bond	4.625%	2/15/55	8,700	8,404
	United States Treasury Note/Bond	4.750%	5/15/55	8,100	7,982
	United States Treasury Note/Bond	4.750%	8/15/55	10,400	10,254
					1,347,833
Conventional Mortgage-Backed Securities (17.4%)
[5,6]	Fannie Mae Pool	4.100%	8/1/30	5,425	5,436
[5,6]	Fannie Mae Pool	4.110%	9/1/30	2,675	2,677
[5,6]	Fannie Mae Pool	4.140%	10/1/30	4,900	4,909
[5,6]	Fannie Mae Pool	4.180%	8/1/30	6,430	6,451
[5,6]	Fannie Mae Pool	4.190%	4/1/30–5/1/30	10,115	10,168
[5,6]	Fannie Mae Pool	4.220%	9/1/30	5,650	5,676
[5,6]	Fannie Mae Pool	4.280%	11/1/30	2,100	2,113
[5,6]	Fannie Mae Pool	4.290%	4/1/30	7,920	7,986
[5,6]	Fannie Mae Pool	4.340%	9/1/30	2,610	2,635
[5,6]	Fannie Mae Pool	4.360%	10/1/32	1,200	1,202
[5,6]	Fannie Mae Pool	4.460%	6/1/30	14,000	14,217
[5,6]	Fannie Mae Pool	4.600%	4/1/30	5,775	5,894

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,6]	Freddie Mac Gold Pool	3.900%	12/1/29	9,900	9,872
[5,6]	Freddie Mac Gold Pool	4.000%	8/1/30	3,800	3,786
[5,6]	Freddie Mac Gold Pool	4.030%	7/1/30	5,800	5,794
[5,7]	Ginnie Mae II Pool	2.000%	11/20/50–1/15/56	31,146	25,794
[5]	Ginnie Mae II Pool	2.500%	1/20/51–4/20/52	25,527	22,032
[5]	Ginnie Mae II Pool	3.000%	12/20/45–4/20/52	30,006	27,078
[5,7]	Ginnie Mae II Pool	3.500%	5/20/46–1/15/56	21,742	20,072
[5,7]	Ginnie Mae II Pool	4.000%	9/20/47–1/15/56	16,906	16,121
[5]	Ginnie Mae II Pool	4.500%	9/20/52–8/20/54	21,459	21,021
[5,7]	Ginnie Mae II Pool	5.000%	10/20/52–1/15/56	35,032	35,167
[5,7]	Ginnie Mae II Pool	5.500%	12/20/52–1/15/56	42,534	43,223
[5,7]	Ginnie Mae II Pool	6.000%	12/20/52–1/15/56	21,421	22,017
[5,7]	Ginnie Mae II Pool	6.500%	9/20/53–1/15/56	9,932	10,317
[5]	Ginnie Mae II Pool	7.000%	2/20/55	473	486
[5,6]	UMBS Pool	1.500%	1/1/36–1/1/51	22,333	18,441
[5,6,7]	UMBS Pool	2.000%	5/1/36–1/25/56	157,704	131,553
[5,6,7]	UMBS Pool	2.500%	9/1/36–1/25/56	120,604	105,058
[5,6,7]	UMBS Pool	3.000%	3/1/37–1/25/56	79,931	72,131
[5,6,7]	UMBS Pool	3.500%	6/1/38–1/1/53	49,491	46,265
[5,6]	UMBS Pool	4.000%	12/1/39–1/1/55	47,272	45,326
[5,6,7]	UMBS Pool	4.500%	2/1/40–1/25/56	38,300	37,701
[5,6,7]	UMBS Pool	6.000%	9/1/39–1/25/56	44,912	46,857
[5,6,7]	UMBS Pool	6.500%	9/1/53–1/25/56	27,036	28,375
[5,6]	UMBS Pool	7.000%	3/1/55–10/1/55	5,172	5,438
					869,289
Nonconventional Mortgage-Backed Securities (4.0%)
[5,6]	Fannie Mae Pool	1.772%	8/1/51	899	864
[5,6]	Fannie Mae Pool	4.521%	9/1/55	4,588	4,591
[5,6]	Fannie Mae Pool	4.551%	10/1/55	6,344	6,350
[5,6]	Fannie Mae Pool	4.621%	8/1/55	2,226	2,242
[5,6]	Fannie Mae Pool	4.849%	12/1/55	1,550	1,558
[5,6]	Fannie Mae Pool	4.864%	12/1/55	6,783	6,847
[5,6]	Fannie Mae Pool	5.004%	11/1/55	3,139	3,175
[5,6]	Fannie Mae Pool	5.108%	12/1/55	2,620	2,668
[5,6]	Fannie Mae Pool	5.110%	10/1/55	1,166	1,183
[5,6]	Fannie Mae Pool	5.134%	9/1/55	2,429	2,468
[5,6]	Fannie Mae Pool	5.167%	12/1/55	1,050	1,067
[5,6]	Fannie Mae Pool	5.371%	5/1/55	1,532	1,565
[5,6]	Fannie Mae REMICS	1.500%	1/25/51	2,595	2,084
[5,6]	Fannie Mae REMICS	1.750%	9/25/49	5,205	4,492
[5,6]	Fannie Mae REMICS	2.000%	6/25/48	432	365
[5,6]	Fannie Mae REMICS	2.500%	4/25/43–9/25/49	9,254	8,327
[5,6]	Fannie Mae REMICS	3.000%	2/25/43–10/25/49	19,467	17,533
[5,6]	Fannie Mae REMICS	3.500%	2/25/43–5/25/47	2,269	2,101
[5,6]	Fannie Mae REMICS	4.000%	8/25/43–2/25/46	3,286	3,139
[5,6]	Fannie Mae REMICS	5.000%	8/25/55	1,162	1,163
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.105%	5.028%	9/1/55	1,328	1,343
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.149%	5.150%	12/1/55	4,900	4,959
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.150%	5.209%	11/1/55	1,557	1,581
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.183%	5.259%	10/1/55	687	697
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.184%	5.309%	11/1/55	789	799
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.189%	5.157%	10/1/55	1,799	1,827
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.192%	5.143%	10/1/55	1,665	1,690
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.247%	4.562%	10/1/55	2,104	2,101
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	4.960%	11/1/55	981	993
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	5.100%	11/1/55	1,756	1,776
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	5.365%	10/1/55	828	837
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.177%	10/1/55	1,294	1,311
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.296%	9/1/55	1,662	1,686
[5,6,8]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.318%	9/1/55	1,617	1,642
[5,6]	Freddie Mac REMICS	1.000%	9/25/50	894	688
[5,6]	Freddie Mac REMICS	2.000%	9/15/47–5/25/51	9,507	8,349
[5,6]	Freddie Mac REMICS	2.500%	11/25/40–12/25/48	8,647	7,844
[5,6]	Freddie Mac REMICS	3.000%	2/15/44–4/15/46	27,503	25,125
[5,6]	Freddie Mac REMICS	3.500%	3/15/45–3/15/47	7,481	6,916
[5,6]	Freddie Mac REMICS	4.000%	12/15/47–6/25/52	23,994	22,513
[5,6]	Freddie Mac REMICS	4.500%	12/25/55	2,478	2,444
[5,6,8]	Freddie Mac REMICS, SOFR30A + 0.400%	3.500%	2/25/52	1,299	1,145
[5,8]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.500%	9/20/55–11/20/55	7,141	7,154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Ginnie Mae REMICS	2.500%	10/20/43–12/20/50	4,468	3,939
[5]	Ginnie Mae REMICS	3.000%	5/20/55	2,838	2,573
[5]	Ginnie Mae REMICS	3.500%	4/20/48–5/20/48	4,943	4,775
[5]	Ginnie Mae REMICS	4.000%	8/20/41	6,500	6,273
[5,8]	Ginnie Mae REMICS, SOFR30A + 0.400%	3.000%	12/20/51	483	418
[5,8]	Ginnie Mae REMICS, SOFR30A + 0.530%	2.500%	5/20/51	1,120	931
					198,111
Total U.S. Government and Agency Obligations (Cost $2,405,515)					2,415,233
Asset-Backed/Commercial Mortgage-Backed Securities (10.6%)
[5,9]	Affirm Asset Securitization Trust Series 2025-X2	4.930%	10/15/30	170	170
[5,9]	Affirm Master Trust Series 2025-3A	4.450%	10/16/34	3,170	3,180
[5,9]	Affirm Master Trust Series 2025-3A	4.750%	10/16/34	190	190
[5,9]	Affirm Master Trust Series 2025-3A	4.890%	10/16/34	1,560	1,560
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-A	6.022%	5/17/32	176	179
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.117%	9/15/32	145	147
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.215%	9/15/32	163	164
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.648%	6/15/33	340	342
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.844%	6/15/33	490	492
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.991%	6/15/33	208	209
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.697%	9/15/33	688	692
[5,9]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.942%	9/15/33	260	261
[5,9]	American Heritage Auto Receivables Issuer Trust Series 2025-1A	4.770%	6/16/31	100	100
[5,9]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/30	100	102
[5]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/29	230	234
[5,9]	AMSR Trust Series 2024-SFR2	4.150%	11/17/41	340	336
[5,9]	AMSR Trust Series 2024-SFR2	4.150%	11/17/41	220	215
[5,9]	AMSR Trust Series 2025-SFR1	3.655%	6/17/42	750	724
[5,9]	AMSR Trust Series 2025-SFR2	4.275%	11/17/42	810	798
[5,9]	AMSR Trust Series 2025-SFR2	4.275%	11/17/42	650	633
[5,9]	ARI Fleet Lease Trust Series 2024-B	5.260%	4/15/33	100	102
[5,9]	ARI Fleet Lease Trust Series 2025-A	4.460%	1/17/34	360	364
[5,9]	ARI Fleet Lease Trust Series 2025-B	4.600%	3/15/34	280	284
[5,9]	AutoNation Finance Trust Series 2025-1A	4.760%	6/10/30	280	285
[5,9]	AutoNation Finance Trust Series 2025-1A	5.030%	8/12/30	380	387
[5,9]	AutoNation Finance Trust Series 2025-1A	5.190%	12/10/30	200	204
[5,9]	AutoNation Finance Trust Series 2025-1A	5.630%	9/10/32	310	316
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/29	100	103
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	475	498
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/29	770	782
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.240%	8/20/29	150	152
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.870%	8/20/29	120	122
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.510%	8/20/31	250	257
[5,9]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	6.240%	8/20/31	120	124
[5,9]	Balboa Bay Loan Funding Ltd. Series 2023-2A	5.034%	10/20/36	960	959
[5,9]	Balboa Bay Loan Funding Ltd. Series 2023-2A	5.434%	10/20/36	1,040	1,042
[5]	BANK Series 2017-BNK8	3.488%	11/15/50	50	49
[5]	BANK Series 2018-BNK15	4.407%	11/15/61	700	703
[5]	BANK Series 2019-BNK16	4.005%	2/15/52	335	332
[5]	BANK Series 2019-BNK24	2.960%	11/15/62	330	313
[5]	BANK Series 2021-BNK35	2.285%	6/15/64	140	124
[5]	BANK Series 2022-BNK40	3.390%	3/15/64	2,455	2,297
[5]	BANK Series 2022-BNK40	3.390%	3/15/64	500	487
[5]	BANK Series 2022-BNK40	3.390%	3/15/64	60	55
[5]	BANK Series 2022-BNK41	3.789%	4/15/65	190	181
[5]	BANK Series 2024-5YR7	5.769%	6/15/57	1,190	1,242
[5]	BANK Series 2024-5YR9	5.614%	8/15/57	340	354
[5]	BANK Series 2024-BNK47	5.716%	6/15/57	510	541
[5]	BANK Series 2024-BNK48	5.053%	10/15/57	1,620	1,647
[5]	BANK Series 2024-BNK48	5.355%	10/15/57	310	315
[5]	BANK Series 2025-BNK49	5.623%	3/15/58	1,850	1,954
[5]	BANK Series 2025-BNK49	6.025%	3/15/58	550	580
[5]	BANK Series 2025-BNK50	5.875%	5/15/68	260	274
[5,9]	Bank of America Auto Trust Series 2024-1A	5.310%	6/17/30	100	102
[5,9]	Bank of America Auto Trust Series 2025-1A	4.470%	11/20/31	170	172
[5]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	440	430
[5]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	110	105
[5,9]	Barings CLO Ltd. Series 2025-7A	4.868%	1/15/38	650	649
[5,9]	Barings CLO Ltd. Series 2025-7A	5.228%	1/15/38	1,710	1,713

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,8,9]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.030%	4.914%	4/20/34	660	659
[5,8,9]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.500%	5.384%	4/20/34	890	892
[5]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	2,000	1,988
[5]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	70	62
[5]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	120	107
[5]	BBCMS Mortgage Trust Series 2022-C15	3.684%	4/15/55	500	487
[5]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	50	50
[5]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	1,500	1,569
[5]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/57	435	453
[5]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/57	2,330	2,395
[5]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/57	350	366
[5]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/57	250	268
[5]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/57	170	177
[5]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/57	950	998
[5]	BBCMS Mortgage Trust Series 2024-C30	5.831%	11/15/57	550	577
[5]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/62	1,150	1,223
[5]	BBCMS Mortgage Trust Series 2025-C35	5.586%	7/15/58	500	526
[5]	BBCMS Mortgage Trust Series 2025-C35	5.843%	7/15/58	190	199
[5]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	994	907
[5]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	315	312
[5]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	225	220
[5]	Benchmark Mortgage Trust Series 2023-B38	5.525%	4/15/56	500	522
[5]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/57	270	278
[5]	Benchmark Mortgage Trust Series 2025-B41	5.754%	7/15/68	360	374
[5,9]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA	5.204%	10/20/38	930	932
[5,9]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA	5.504%	10/20/38	1,060	1,062
[5,9]	BFLD Commercial Mortgage Trust Series 2025-5MW	4.674%	10/10/42	1,080	1,080
[5]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	105	113
[5]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	75	80
[5]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/57	1,040	1,083
[5]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/57	500	525
[5]	BMO Mortgage Trust Series 2024-C8	5.911%	3/15/57	120	126
[5]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/57	690	732
[5]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/57	200	208
[5]	BMO Mortgage Trust Series 2024-C10	5.729%	11/15/57	190	197
[5]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/58	820	865
[5]	BMO Mortgage Trust Series 2025-C11	5.978%	2/15/58	360	378
[5]	BMO Mortgage Trust Series 2025-C13	5.353%	10/15/58	2,230	2,298
[5]	BMO Mortgage Trust Series 2025-C13	5.687%	10/15/58	760	783
[5]	Bridgecrest Lending Auto Securitization Trust Series 2025-3	4.810%	5/15/31	460	463
[5]	Bridgecrest Lending Auto Securitization Trust Series 2025-4	4.800%	8/15/31	370	372
[5,9]	BX Trust Series 2019-OC11	3.202%	12/9/41	270	256
[5,9]	BX Trust Series 2025-ARIA	5.031%	12/13/42	2,320	2,341
[5]	Capital One Multi-Asset Execution Trust Series 2025-A3	4.650%	10/15/37	3,350	3,350
[5]	Capital One Prime Auto Receivables Trust Series 2024-1	4.620%	7/16/29	1,170	1,181
[5]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/30	100	102
[5,8,9]	Capital Street Master Trust Series 2024-1, SOFR30A + 1.350%	5.324%	10/16/28	80	80
[5,8,9]	Capital Street Master Trust Series 2025-1, SOFR30A + 1.100%	5.074%	8/16/29	1,340	1,337
[5]	CarMax Auto Owner Trust Series 2024-3	5.280%	3/15/30	110	112
[5]	CarMax Auto Owner Trust Series 2024-3	5.670%	1/15/31	80	81
[5]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/29	750	758
[5]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/30	150	152
[5]	CarMax Auto Owner Trust Series 2024-4	4.820%	5/15/30	50	51
[5]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/30	50	51
[5]	CarMax Auto Owner Trust Series 2024-4	5.360%	8/15/31	40	40
[5]	CarMax Auto Owner Trust Series 2025-1	4.840%	1/15/30	1,060	1,076
[5]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/30	230	235
[5]	CarMax Auto Owner Trust Series 2025-1	5.260%	10/15/30	100	102
[5]	CarMax Auto Owner Trust Series 2025-1	5.600%	7/15/31	80	81
[5]	CarMax Auto Owner Trust Series 2025-2	4.960%	11/15/30	220	224
[5]	CarMax Auto Owner Trust Series 2025-2	5.740%	10/15/31	130	133
[5]	CarMax Auto Owner Trust Series 2025-3	4.470%	1/15/31	540	547
[5]	CarMax Auto Owner Trust Series 2025-3	4.680%	3/17/31	360	364
[5]	CarMax Auto Owner Trust Series 2025-3	4.880%	4/15/31	190	191
[5]	CarMax Auto Owner Trust Series 2025-3	5.220%	5/17/32	220	222
[5]	CarMax Auto Owner Trust Series 2025-4	4.810%	9/15/31	280	280
[5]	CarMax Auto Owner Trust Series 2025-4	5.110%	5/17/32	110	110
[5]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/30	500	508
[5]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/50	150	147
[5,9]	CENT Trust Series 2025-CITY	4.920%	7/10/40	1,180	1,194

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,9]	Chase Auto Credit Linked Notes Series 2025-1	4.851%	2/25/33	208	210
[5,9]	Chase Auto Credit Linked Notes Series 2025-1	5.047%	2/25/33	208	209
[5,9]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/30	125	128
[5,9]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/31	125	129
[5,9]	Chase Auto Owner Trust Series 2024-2A	5.550%	1/25/30	50	52
[5,9]	Chase Auto Owner Trust Series 2024-4A	4.950%	3/25/30	450	459
[5,9]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/30	290	296
[5,9]	Chase Auto Owner Trust Series 2024-4A	5.460%	7/25/30	230	236
[5,9]	Chase Auto Owner Trust Series 2024-5A	4.620%	8/26/30	150	150
[5,9]	Chase Auto Owner Trust Series 2025-1A	4.380%	10/25/30	660	668
[5,9]	Chase Auto Owner Trust Series 2025-1A	4.680%	11/25/30	200	202
[5,9]	Chase Auto Owner Trust Series 2025-1A	4.930%	12/26/30	160	163
[5,9]	Chase Auto Owner Trust Series 2025-1A	5.240%	11/26/32	250	253
[5,9]	Chase Auto Owner Trust Series 2025-2A	4.320%	3/25/31	180	179
[5,9]	Chase Auto Owner Trust Series 2025-2A	4.530%	4/25/31	130	130
[5,9]	Chase Auto Owner Trust Series 2025-2A	5.030%	2/25/33	380	378
[5,9]	CIFC Funding Ltd. Series 2025-6A	5.110%	10/23/38	230	231
[5,9]	CIFC Funding Ltd. Series 2025-6A	5.410%	10/23/38	430	431
[5]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	810	799
[5]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	220	219
[5]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	2,010	1,912
[5,9]	Citigroup Mortgage Loan Trust Series 2024-INV2	6.500%	6/25/54	2,726	2,787
[5,9]	Citigroup Mortgage Loan Trust Series 2025-LTV1	5.237%	12/25/55	5,330	5,337
[5,9]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/30	185	188
[5,9]	CLI Funding IX LLC Series 2024-1A	5.630%	7/20/49	209	210
[5]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	100	95
[5,9]	Compass Datacenters Issuer II LLC Series 2025-2A	4.926%	11/25/50	1,778	1,774
[5,9]	Compass Datacenters Issuer III LLC Series 2025-3A	5.286%	7/25/50	1,820	1,831
[5,9]	Concord Music Royalties LLC Series 2025-1A	5.507%	7/20/75	2,080	2,096
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	4.874%	5/25/44	260	260
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R05, SOFR30A + 1.000%	4.874%	7/25/44	92	92
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	5.024%	9/25/44	450	451
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R01, SOFR30A + 0.950%	4.824%	1/25/45	224	224
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	4.874%	2/25/45	451	452
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R03, SOFR30A + 1.450%	5.324%	3/25/45	465	467
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R05, SOFR30A + 1.000%	4.874%	7/25/45	735	736
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R06, SOFR30A + 0.900%	4.774%	9/25/45	446	447
[5]	CSAIL Commercial Mortgage Trust Series 2019-C17	2.763%	9/15/52	500	474
[5,9]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/49	398	393
[5,9]	DB Master Finance LLC Series 2025-1A	4.891%	8/20/55	1,250	1,253
[5]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	2,200	1,971
[5,9]	Dell Equipment Finance Trust Series 2024-2	4.820%	8/22/30	100	101
[5,9]	Dell Equipment Finance Trust Series 2024-2	4.990%	8/22/30	100	101
[5,9]	Dell Equipment Finance Trust Series 2024-2	5.290%	2/24/31	100	101
[5,9]	Dell Equipment Finance Trust Series 2025-1	5.640%	8/22/31	100	102
[5,9]	Dell Equipment Finance Trust Series 2025-2	4.530%	3/24/31	230	230
[5,9]	Dell Equipment Finance Trust Series 2025-2	4.830%	3/22/32	250	250
[5,9]	DLLAA LLC Series 2025-1A	4.950%	9/20/29	370	378
[5,9]	DLLAA LLC Series 2025-1A	5.080%	4/20/33	160	165
[5,9]	DLLAD LLC Series 2025-1A	4.420%	9/20/30	940	949
[5,9]	DLLAD LLC Series 2025-1A	4.590%	10/20/32	700	709
[5,9]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/49	499	480
[5,9]	Domino's Pizza Master Issuer LLC Series 2025-1A	4.930%	7/25/55	1,900	1,910
[5,9]	Domino's Pizza Master Issuer LLC Series 2025-1A	5.217%	7/25/55	1,190	1,198
[5]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/31	100	101
[5]	Drive Auto Receivables Trust Series 2024-2	4.670%	5/17/32	210	211
[5]	Drive Auto Receivables Trust Series 2024-2	4.940%	5/17/32	310	313
[5]	Drive Auto Receivables Trust Series 2025-1	5.410%	9/15/32	2,520	2,550
[5]	Drive Auto Receivables Trust Series 2025-2	4.900%	12/15/32	2,580	2,580
[5,9]	Dryden 113 CLO Ltd. Series 2022-113A	4.995%	10/15/37	380	380
[5,9]	Dryden 90 CLO Ltd. Series 2021-90A	5.113%	11/15/38	1,160	1,163
[5,9]	Dryden 90 CLO Ltd. Series 2021-90A	5.463%	11/15/38	1,300	1,304
[5,9]	Durst Commercial Mortgage Trust Series 2025-151	5.145%	8/10/42	580	592
[5,9]	Elmwood CLO 21 Ltd. Series 2022-8A	5.116%	10/15/38	850	851
[5,9]	Elmwood CLO 21 Ltd. Series 2022-8A	5.446%	10/15/38	660	662
[5,9]	Enterprise Fleet Financing LLC Series 2024-4	4.560%	11/20/28	330	333
[5,9]	Enterprise Fleet Financing LLC Series 2024-4	4.700%	6/20/31	310	315
[5,9]	Enterprise Fleet Financing LLC Series 2025-1	4.820%	2/20/29	200	203
[5,9]	Enterprise Fleet Financing LLC Series 2025-1	4.970%	9/22/31	280	287
[5,9]	Enterprise Fleet Financing LLC Series 2025-2	4.410%	6/20/29	680	687

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,9]	Enterprise Fleet Financing LLC Series 2025-2	4.580%	12/22/31	720	731
[5,9]	Enterprise Fleet Financing LLC Series 2025-3	4.640%	3/22/32	1,950	1,983
[5,9]	Enterprise Fleet Financing LLC Series 2025-4	4.280%	6/20/32	1,480	1,485
[5,9]	Evergreen Credit Card Trust Series 2025-CRT5	5.240%	5/15/29	140	142
[5,9]	Evergreen Credit Card Trust Series 2025-CRT5	5.530%	5/15/29	190	192
[5]	Exeter Automobile Receivables Trust Series 2025-5A	4.680%	3/15/32	460	461
[5]	Exeter Automobile Receivables Trust Series 2025-5A	5.160%	3/15/32	1,260	1,268
[5]	Exeter Select Automobile Receivables Trust Series 2025-2	4.630%	11/17/31	90	91
[5]	Exeter Select Automobile Receivables Trust Series 2025-3	4.420%	3/15/32	150	150
[5,6]	Fannie Mae-Aces Series 2022-M2	2.399%	11/25/31	8,250	7,520
[5,6]	Fannie Mae-Aces Series 2025-M2	4.620%	4/25/30	12,400	12,624
[5,6]	Fannie Mae-Aces Series 2025-M5	1.783%	11/25/31	11,340	10,003
[5,9]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/31	260	265
[5,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K547	4.421%	5/25/30	4,850	4,917
[5,9]	First Investors Auto Owner Trust Series 2025-1A	4.750%	12/15/31	440	441
[5,9]	First Investors Auto Owner Trust Series 2025-1A	5.220%	12/15/33	330	332
[5]	First National Master Note Trust Series 2024-1	5.340%	5/15/30	180	184
[5,9]	Flagstar Mortgage Trust Series 2021-6INV	2.500%	8/25/51	2,291	1,915
[5]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/28	240	243
[5]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/29	120	122
[5,9]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/34	390	391
[5,9]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/36	125	128
[5]	Ford Credit Auto Owner Trust Series 2024-A	5.260%	11/15/29	125	127
[5]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/30	170	174
[5]	Ford Credit Auto Owner Trust Series 2024-C	4.400%	8/15/30	400	403
[5]	Ford Credit Auto Owner Trust Series 2024-D	4.660%	9/15/30	170	173
[5]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/30	120	122
[5,9]	Ford Credit Auto Owner Trust Series 2025-1	4.860%	8/15/37	670	688
[5,9]	Ford Credit Auto Owner Trust Series 2025-1	5.010%	8/15/37	830	849
[5,9]	Ford Credit Auto Owner Trust Series 2025-2	4.670%	2/15/38	660	666
[5]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/31	840	852
[5]	Ford Credit Auto Owner Trust Series 2025-B	4.240%	7/15/31	830	834
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/31	125	129
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.500%	9/15/29	330	332
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.400%	9/15/31	1,620	1,638
[5,9]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.610%	9/15/31	140	141
[5]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/30	490	497
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	5.224%	2/25/44	1,081	1,083
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	5.124%	5/25/44	83	84
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA3, SOFR30A + 1.050%	4.924%	10/25/44	242	243
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-HQA2, SOFR30A + 1.250%	5.124%	8/25/44	333	335
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA1, SOFR30A + 0.950%	4.824%	1/25/45	66	66
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA2, SOFR30A + 1.100%	4.974%	5/25/45	420	421
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA3, SOFR30A + 0.950%	4.824%	9/25/45	1,455	1,456
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA4, SOFR30A + 0.900%	4.774%	10/25/45	823	824
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	4.824%	2/25/45	405	405
[5,9]	GCAT Trust Series 2022-INV1	3.000%	12/25/51	3,858	3,381
[5,9]	GCAT Trust Series 2024-INV2	6.000%	6/25/54	1,282	1,298
[5,9]	GCAT Trust Series 2024-INV4	5.500%	12/25/54	796	802
[5,9]	GCAT Trust Series 2024-INV4	6.000%	12/25/54	1,308	1,331
[5,9]	GCAT Trust Series 2025-INV1	6.000%	2/25/55	11,567	11,802
[5,9]	GLS Auto Receivables Issuer Trust Series 2025-4A	4.530%	4/15/30	1,190	1,195
[5]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/28	250	252
[5]	GM Financial Automobile Leasing Trust Series 2024-3	4.490%	10/20/28	330	331
[5]	GM Financial Automobile Leasing Trust Series 2025-1	4.890%	2/20/29	460	465
[5]	GM Financial Automobile Leasing Trust Series 2025-2	4.800%	4/20/29	750	758
[5]	GM Financial Automobile Leasing Trust Series 2025-2	5.040%	10/22/29	430	435
[5]	GM Financial Automobile Leasing Trust Series 2025-3	4.600%	1/21/30	330	332
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/29	125	127
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.390%	1/16/30	40	41
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.440%	4/16/30	510	516
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.670%	5/16/30	70	71
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/30	50	51
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.620%	5/16/31	110	111
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.910%	10/18/32	390	393
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.300%	9/16/31	1,280	1,294
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.530%	9/16/31	80	81
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.730%	1/18/33	100	101
[5,9]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/35	125	128
[5,9]	GM Financial Revolving Receivables Trust Series 2025-1	4.640%	12/11/37	1,350	1,377

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,9]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/37	130	131
[5,9]	GM Financial Revolving Receivables Trust Series 2025-1	5.000%	12/11/37	950	960
[5,9]	GM Financial Revolving Receivables Trust Series 2025-A	5.070%	11/12/37	280	286
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/31	105	108
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/31	125	128
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/28	100	101
[5,9]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/29	130	132
[5,9]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.880%	3/15/29	230	232
[5,9]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/30	360	365
[5,9]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.960%	3/15/30	260	263
[5,9]	GreatAmerica Leasing Receivables Funding LLC Series 2025-1	4.490%	4/16/29	320	324
[5,9]	GreatAmerica Leasing Receivables Funding LLC Series 2025-2	4.290%	9/15/32	1,040	1,046
[5]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	3,690	3,395
[5]	GS Mortgage Securities Trust Series 2020-GC47	2.731%	5/12/53	120	109
[5]	Harley-Davidson Motorcycle Trust Series 2025-A	4.790%	2/15/33	410	417
[5,9]	Hertz Vehicle Financing III LLC Series 2024-1A	6.700%	1/25/29	100	103
[5,9]	Hertz Vehicle Financing III LLC Series 2025-5A	4.620%	5/25/30	730	730
[5,9]	Hertz Vehicle Financing III LLC Series 2025-5A	5.500%	5/25/30	310	309
[5,9]	Hertz Vehicle Financing III LLC Series 2025-6A	4.890%	5/25/32	850	853
[5,9]	Hertz Vehicle Financing III LLC Series 2025-6A	5.820%	5/25/32	430	429
[5]	Honda Auto Receivables Owner Trust Series 2024-4	4.330%	5/15/29	1,250	1,257
[5]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/30	140	141
[5,9]	Houston Galleria Mall Trust Series 2025-HGLR	5.462%	2/5/45	390	404
[5,9]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/31	135	137
[5,9]	HPEFS Equipment Trust Series 2024-2A	5.520%	10/20/31	1,000	1,014
[5,9]	HPEFS Equipment Trust Series 2025-1A	4.790%	9/20/32	420	424
[5,9]	HPEFS Equipment Trust Series 2025-1A	4.990%	3/21/33	720	726
[5,9]	HPEFS Equipment Trust Series 2025-2A	4.410%	11/22/32	250	250
[5,9]	HPEFS Equipment Trust Series 2025-2A	4.770%	5/20/33	350	350
[5,9]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/32	183	185
[5,9]	Huntington Bank Auto Credit-Linked Notes Series 2025-1	4.957%	3/21/33	865	872
[5,9]	Huntington Bank Auto Credit-Linked Notes Series 2025-2	4.835%	9/20/33	1,973	1,986
[5,9]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.620%	4/17/28	170	171
[5,9]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.970%	2/15/29	990	1,001
[5,9]	Hyundai Auto Lease Securitization Trust Series 2025-A	4.900%	1/16/29	260	263
[5,9]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/29	120	122
[5,9]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.940%	8/15/29	540	547
[5]	Hyundai Auto Receivables Trust Series 2024-B	5.290%	10/15/31	150	154
[5]	Hyundai Auto Receivables Trust Series 2024-C	4.440%	1/15/31	440	446
[5]	Hyundai Auto Receivables Trust Series 2024-C	4.670%	1/15/31	40	41
[5]	Hyundai Auto Receivables Trust Series 2024-C	4.860%	2/17/32	120	122
[5]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/31	220	222
[5]	Hyundai Auto Receivables Trust Series 2025-A	4.760%	6/15/32	610	619
[5]	Hyundai Auto Receivables Trust Series 2025-B	4.720%	7/15/30	360	367
[5]	Hyundai Auto Receivables Trust Series 2025-B	4.920%	7/15/32	480	489
[5]	Hyundai Auto Receivables Trust Series 2025-C	4.370%	1/18/33	720	721
[5,9]	INT Commercial Mortgage Trust Series 2025-PLAZA	4.879%	11/5/37	430	431
[5,9]	Jersey Mike's Funding Series 2025-1A	5.610%	8/16/55	2,324	2,366
[5,9]	Jersey Mike's Funding LLC Series 2024-1A	5.636%	2/15/55	844	861
[5]	John Deere Owner Trust Series 2025-B	4.340%	6/15/32	600	607
[5,9]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/52	2,499	2,182
[5,9]	JP Morgan Mortgage Trust Series 2021-INV6	2.500%	4/25/52	1,151	964
[5,9]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/52	2,200	1,929
[5,9]	Kubota Credit Owner Trust Series 2025-1A	4.870%	7/15/30	620	634
[5,9]	Kubota Credit Owner Trust Series 2025-2A	4.570%	11/15/30	230	234
[5,9]	LAD Auto Receivables Trust Series 2024-2A	5.460%	7/16/29	70	71
[5,9]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/29	50	51
[5,9]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/29	30	31
[5,9]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/31	30	31
[5,9]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/29	140	141
[5,9]	LAD Auto Receivables Trust Series 2024-3A	4.740%	1/15/30	150	152
[5,9]	LAD Auto Receivables Trust Series 2024-3A	4.930%	3/15/30	130	132
[5,9]	LAD Auto Receivables Trust Series 2024-3A	5.180%	2/17/32	80	81
[5,9]	LAD Auto Receivables Trust Series 2025-1A	4.690%	7/16/29	790	796
[5,9]	LAD Auto Receivables Trust Series 2025-1A	4.790%	4/15/30	340	346
[5,9]	LAD Auto Receivables Trust Series 2025-1A	5.050%	5/15/30	370	377
[5,9]	LAD Auto Receivables Trust Series 2025-1A	5.110%	7/15/30	270	275
[5,9]	LAD Auto Receivables Trust Series 2025-1A	5.520%	5/17/32	550	561
[5,9]	LAD Auto Receivables Trust Series 2025-2A	4.530%	5/17/32	490	493
[5,9]	LAD Auto Receivables Trust Series 2025-2A	4.700%	8/16/32	250	252

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,9]	LAD Auto Receivables Trust Series 2025-2A	5.010%	12/15/32	260	261
[5,9]	LAD Auto Receivables Trust Series 2025-3A	4.400%	9/15/31	240	240
[5,9]	LAD Auto Receivables Trust Series 2025-3A	4.600%	3/15/33	420	421
[5,9]	Lighthouse Park CLO Ltd. Series 2025-1A	5.031%	10/24/37	660	660
[5,9]	Lighthouse Park CLO Ltd. Series 2025-1A	5.371%	10/24/37	1,730	1,734
[5,9]	Lyra Music Assets Delaware LP Series 2025-1A	5.604%	9/20/65	1,417	1,429
[5,9]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/32	125	128
[5,9]	M&T Bank Auto Receivables Trust Series 2025-1A	4.730%	6/17/30	390	395
[5,9]	M&T Bank Auto Receivables Trust Series 2025-1A	4.890%	7/15/32	280	286
[5,9]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.780%	9/17/29	630	638
[5,9]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.910%	3/16/32	240	244
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.633%	8/15/58	1,010	1,066
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.970%	8/15/58	790	833
[5]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/51	225	225
[5]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/51	1,050	1,039
[5]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	550	524
[5,9]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/53	5,888	5,493
[5,9]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3	6.500%	6/25/54	656	673
[5,9]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV4	5.000%	9/25/54	767	766
[5,9]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV4	6.000%	9/25/54	14,468	14,753
[5,9]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/55	562	568
[5,9]	Navient Refinance Loan Trust Series 2025-C	4.800%	10/15/55	902	903
[5,9]	Nelnet Student Loan Trust Series 2025-DA	4.650%	8/20/54	800	797
[5,9]	Nelnet Student Loan Trust Series 2025-DA	4.860%	8/20/54	860	859
[5,9]	NextGear Floorplan Master Owner Trust Series 2025-1A	4.550%	2/15/30	1,490	1,506
[5]	Nissan Auto Lease Trust Series 2025-A	4.800%	2/15/29	360	365
[5]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/29	100	101
[5]	Nissan Auto Lease Trust Series 2025-A	5.110%	6/15/29	300	304
[5]	Nissan Auto Lease Trust Series 2025-B	4.810%	11/15/29	260	263
[5]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/31	100	101
[5]	Nissan Auto Receivables Owner Trust Series 2025-A	4.790%	10/15/31	270	275
[5,9]	NYC Commercial Mortgage Trust Series 2025-28L	4.668%	11/5/38	340	341
[5,9]	OBX Trust Series 2023-INV1	3.000%	1/25/52	2,512	2,192
[5,7,9]	OCP CLO Ltd. Series 2023-30A	4.879%	1/24/39	790	789
[5,7,9]	OCP CLO Ltd. Series 2023-30A	5.219%	1/24/39	490	489
[5,9]	Octagon 57 Ltd. Series 2021-1A	4.962%	10/15/34	660	659
[5,9]	Octagon 57 Ltd. Series 2021-1A	5.342%	10/15/34	880	880
[5,9]	Onemain Financial Issuance Trust Series 2025-1A	4.820%	7/14/38	3,150	3,185
[5,9]	Onemain Financial Issuance Trust Series 2025-1A	5.050%	7/14/38	440	446
[5,9]	PenFed Auto Receivables Owner Trust Series 2025-A	4.370%	7/15/31	100	100
[5,9]	PenFed Auto Receivables Owner Trust Series 2025-A	4.670%	2/17/32	110	110
[5,9]	PenFed Auto Receivables Owner Trust Series 2025-A	5.070%	10/17/33	110	109
[5,9]	PFS Financing Corp. Series 2024-B	4.950%	2/15/29	265	268
[5,9]	PFS Financing Corp. Series 2024-D	5.340%	4/15/29	510	519
[5,9]	PFS Financing Corp. Series 2025-B	4.850%	2/15/30	1,280	1,303
[5,9]	PFS Financing Corp. Series 2025-D	4.470%	5/15/30	1,630	1,647
[5,9]	PFS Financing Corp. Series 2025-F	4.400%	8/15/30	1,350	1,363
[5,9]	PFS Financing Corp. Series 2025-F	4.670%	8/15/30	440	442
[5,9]	PMT Loan Trust Series 2024-INV1	5.500%	10/25/59	244	246
[5,9]	PMT Loan Trust Series 2024-INV1	6.000%	10/25/59	733	745
[5,9]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/59	3,797	3,859
[5,9]	PMT Loan Trust Series 2025-CNF1	5.000%	10/25/56	4,861	4,847
[5,8,9]	PMT Loan Trust Series 2025-CNF1, SOFR30A + 1.350%	5.224%	10/25/56	3,281	3,280
[5,9]	PMT Loan Trust Series 2025-CNF2	5.500%	1/25/57	13,750	13,842
[5,9]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/60	3,467	3,531
[5,9]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/60	1,704	1,733
[5,9]	PMT Loan Trust Series 2025-INV2	5.500%	2/25/56	1,061	1,070
[5,9]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/56	5,492	5,544
[5,9]	PMT Loan Trust Series 2025-INV7	5.500%	6/25/56	8,162	8,218
[5,9]	PMT Loan Trust Series 2025-INV7	6.000%	6/25/56	2,735	2,786
[5,9]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/56	4,750	4,798
[5,9]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/56	6,253	6,312
[5,8,9]	PMT Loan Trust Series 2025-INV9, SOFR30A + 1.300%	5.165%	9/1/56	6,080	6,091
[5,8,9]	PMT Loan Trust Series 2025-INV10, SOFR30A + 1.350%	5.224%	10/1/56	13,425	13,422
[5,8,9]	PMT Loan Trust Series 2025-INV11, SOFR30A + 1.350%	5.224%	11/25/56	24,379	24,374
[5,9]	PMT Loan Trust Series 2025-INV12	5.293%	12/25/56	13,100	13,098
[5,8,9]	PMT Loan Trust Series 2025-J4, SOFR30A + 1.400%	5.274%	12/1/56	8,370	8,379
[5,9]	Porsche Financial Auto Securitization Trust Series 2024-1A	4.490%	12/22/32	250	252
[5,9]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/41	99	96
[5,9]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/41	125	119

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,9]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/41	209	200
[5,9]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/29	537	512
[5,9]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/42	867	831
[5,9]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/42	90	86
[5,9]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/42	588	561
[5,9]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/42	820	781
[5,9]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/42	330	309
[5,9]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/42	1,400	1,358
[5,9]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/42	620	594
[5,9]	RCKT Mortgage Trust Series 2024-INV1	6.500%	6/25/54	1,962	2,011
[5,9]	RCKT Trust Series 2025-1A	4.990%	7/25/34	100	101
[5,9]	RCKTL Trust Series 2025-2A	4.600%	11/27/34	160	160
[5,9,10]	Red Oak Funding Master Trust Series 2025-1A	5.984%	12/20/30	450	450
[5,9]	Retained Vantage Data Centers Issuer LLC Series 2025-1A	5.091%	8/15/50	950	941
[5,9]	RR 41 Ltd. Series 2025-41A	5.214%	10/15/40	520	521
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2023-B	6.663%	12/15/33	138	140
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.483%	1/18/33	222	224
[5,9]	Santander Bank Auto Credit-Linked Notes Series 2025-A	5.151%	1/16/34	310	311
[5]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/30	75	76
[5]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/31	125	129
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/30	180	183
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/31	190	196
[5]	Santander Drive Auto Receivables Trust Series 2024-4	4.930%	9/17/29	170	171
[5]	Santander Drive Auto Receivables Trust Series 2024-5	4.780%	1/15/31	1,820	1,834
[5]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/32	2,290	2,305
[5]	Santander Drive Auto Receivables Trust Series 2025-1	5.430%	3/17/31	200	203
[5]	Santander Drive Auto Receivables Trust Series 2025-2	5.470%	5/15/31	6,415	6,500
[5]	Santander Drive Auto Receivables Trust Series 2025-3	5.110%	9/15/31	2,520	2,528
[5]	Santander Drive Auto Receivables Trust Series 2025-4	4.950%	1/15/32	520	522
[5,9]	SBNA Auto Lease Trust Series 2025-A	4.870%	7/20/29	240	242
[5,9]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/30	90	92
[5,9]	SBNA Auto Receivables Trust Series 2025-SF1	5.340%	9/15/31	190	191
[5,9]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/30	50	51
[5,9]	SCCU Auto Receivables Trust Series 2025-1A	4.680%	9/15/31	140	142
[5,9]	Securitized Term Auto Receivables Trust Series 2025-A	5.038%	7/25/31	68	69
[5,9]	Securitized Term Auto Receivables Trust Series 2025-A	5.185%	7/25/31	25	25
[5,9]	Securitized Term Auto Receivables Trust Series 2025-B	4.925%	12/29/32	824	831
[5,9]	Securitized Term Auto Receivables Trust Series 2025-B	5.121%	12/29/32	107	108
[5,9]	Securitized Term Auto Receivables Trust Series 2025-B	5.463%	12/29/32	92	92
[5,9]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/54	557	567
[5,9]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/54	178	181
[5,8,9]	Sequoia Mortgage Trust Series 2025-11, SOFR30A + 1.300%	5.174%	11/25/55	4,292	4,291
[5,9]	Sequoia Mortgage Trust Series 2025-S2	4.000%	11/25/55	24,872	23,271
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/32	125	128
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.330%	11/20/29	93	94
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/32	125	129
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.600%	11/20/31	470	476
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.760%	11/20/31	180	182
[5,9]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.980%	10/20/32	1,300	1,319
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-1A	4.830%	12/20/30	260	265
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/31	80	82
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.200%	10/20/32	480	490
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/31	230	234
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-2A	5.050%	4/20/33	920	935
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-3A	4.440%	11/20/31	740	742
[5,9]	SFS Auto Receivables Securitization Trust Series 2025-3A	4.640%	11/21/33	1,010	1,011
[5,9]	SLG Office Trust Series 2021-OVA	2.585%	7/15/41	340	304
[5,9]	SoFi Consumer Loan Program Trust Series 2025-4	4.600%	8/25/35	620	622
[5,9]	SoFi Consumer Loan Program Trust Series 2025-4	4.910%	8/25/35	310	311
[5,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.470%	7/20/28	1,160	1,168
[5,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.500%	3/20/29	320	323
[5,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.740%	4/20/29	300	303
[5,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	5.080%	8/20/29	500	506
[5,9]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.710%	1/22/30	410	412
[5,9]	Subway Funding LLC Series 2024-1A	6.028%	7/30/54	446	452
[5,9]	Subway Funding LLC Series 2024-1A	6.268%	7/30/54	238	243
[5,9]	Switch ABS Issuer LLC Series 2025-2A	5.121%	10/25/55	1,290	1,288
[5]	Synchrony Card Issuance Trust Series 2025-A1	4.780%	2/15/31	520	529
[5,9]	Taco Bell Funding LLC Series 2025-1A	4.821%	8/25/55	2,720	2,705
[5,9]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.790%	6/20/29	410	414

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,9]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	5.090%	6/20/29	610	614
[5,9]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/49	267	268
[5,9]	T-Mobile US Trust Series 2025-1A	4.740%	11/20/29	1,500	1,521
[5,9]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/36	180	187
[5]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/29	185	188
[5]	Toyota Auto Receivables Owner Trust Series 2024-D	4.400%	6/15/29	660	665
[5]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/30	140	142
[5,9]	Toyota Lease Owner Trust Series 2025-A	4.810%	6/20/29	460	466
[5,9]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/27	260	263
[5,9]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/41	347	345
[5,9]	Tricon Residential Trust Series 2024-SFR4	4.650%	11/17/41	140	139
[5,9]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/54	113	114
[5,9]	Trinity Rail Leasing LLC Series 2025-1A	5.090%	10/19/55	467	464
[5,9]	Truist Bank Auto Credit-Linked Notes Series 2025-1	4.728%	9/26/33	1,423	1,425
[5]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	1,000	992
[5,9]	US Bank C&I Credit-Linked Notes Series 2025-SUP2	4.818%	9/25/32	1,066	1,070
[5,9]	US Bank NA Series 2025-SUP1	5.582%	2/25/32	969	972
[5,9]	USAA Auto Owner Trust Series 2024-A	4.970%	12/17/29	80	81
[5,9]	USB Auto Owner Trust Series 2025-1A	4.620%	12/16/30	190	193
[5,9]	Vantage Data Centers Issuer LLC Series 2025-2A	5.239%	11/15/55	3,190	3,159
[5,9]	Vantage Data Centers LLC Series 2025-1A	5.132%	8/15/55	2,610	2,580
[5,9]	Verizon Master Trust Series 2023-6	4.860%	9/22/31	300	306
[5,9]	Verizon Master Trust Series 2023-6	5.050%	9/22/31	440	447
[5,9]	Verizon Master Trust Series 2024-2	5.320%	12/22/31	125	128
[5,9]	Verizon Master Trust Series 2024-5	5.000%	6/21/32	290	299
[5,9]	Verizon Master Trust Series 2024-5	5.250%	6/21/32	280	289
[5]	Verizon Master Trust Series 2024-8	4.820%	11/20/30	430	435
[5]	Verizon Master Trust Series 2024-8	4.990%	11/20/30	180	182
[5]	Verizon Master Trust Series 2025-1	5.090%	1/21/31	163	165
[5,9]	Verizon Master Trust Series 2025-2	4.940%	1/20/33	1,580	1,627
[5]	Verizon Master Trust Series 2025-3	4.770%	3/20/30	1,090	1,099
[5]	Verizon Master Trust Series 2025-3	4.900%	3/20/30	380	383
[5,9]	Verizon Master Trust Series 2025-4	4.760%	3/21/33	1,720	1,761
[5,9]	Verizon Master Trust Series 2025-4	5.020%	3/21/33	630	643
[5,9]	Verizon Master Trust Series 2025-4	5.200%	3/21/33	420	429
[5]	Verizon Master Trust Series 2025-5	4.840%	6/20/31	200	202
[5,9]	Verizon Master Trust Series 2025-6	4.850%	6/21/33	340	345
[5,9]	Verizon Master Trust Series 2025-6	5.060%	6/21/33	160	163
[5,9]	Verizon Master Trust Series 2025-8	4.600%	8/22/33	410	409
[5]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.630%	7/20/29	1,960	1,984
[5]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/31	130	132
[5,9]	Voya CLO Ltd. Series 2022-3A	5.014%	10/20/36	970	970
[5,9]	Wellington Management CLO 1 Ltd. Series 2023-1A	5.084%	10/20/38	350	351
[5,9]	Wellington Management CLO 1 Ltd. Series 2023-1A	5.404%	10/20/38	410	411
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	720	724
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	500	501
[5]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/57	1,670	1,727
[5]	Wells Fargo Commercial Mortgage Trust Series 2025-C65	5.292%	10/15/58	2,600	2,672
[5,9]	Wendy's Funding LLC Series 2018-1A	3.884%	3/15/48	1,205	1,184
[5,9]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/49	88	86
[5,9]	Westlake Automobile Receivables Trust Series 2025-2A	4.630%	1/15/31	460	463
[5,9]	Westlake Flooring Master Trust Series 2025-1A	4.840%	10/15/29	390	390
[5]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/30	160	163
[5]	World Omni Auto Receivables Trust Series 2025-A	5.170%	10/15/31	220	224
[5]	World Omni Auto Receivables Trust Series 2025-B	4.530%	8/15/31	430	436
[5]	World Omni Auto Receivables Trust Series 2025-C	4.420%	11/17/31	500	503
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $527,913)					531,944
Corporate Bonds (27.5%)
Communications (2.0%)
	Alphabet Inc.	5.700%	11/15/75	3,164	3,113
[9]	AMC Networks Inc.	10.250%	1/15/29	43	45
	AMC Networks Inc.	4.250%	2/15/29	229	203
[9]	AMC Networks Inc.	10.500%	7/15/32	15	17
	AT&T Inc.	2.750%	6/1/31	900	827
	AT&T Inc.	2.250%	2/1/32	1,695	1,488
	AT&T Inc.	5.400%	2/15/34	430	446
	AT&T Inc.	4.850%	3/1/39	400	380
	AT&T Inc.	4.750%	5/15/46	699	605

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	4.500%	3/9/48	1,196	986
	AT&T Inc.	3.650%	6/1/51	590	414
	AT&T Inc.	3.800%	12/1/57	2,210	1,519
	British Telecommunications plc	9.625%	12/15/30	1,150	1,404
[9]	Cable One Inc.	4.000%	11/15/30	45	35
[9]	CCO Holdings LLC	5.125%	5/1/27	300	300
[9]	CCO Holdings LLC	4.750%	3/1/30	130	124
[9]	CCO Holdings LLC	4.500%	8/15/30	30	28
	Charter Communications Operating LLC	3.750%	2/15/28	2,840	2,800
	Charter Communications Operating LLC	4.200%	3/15/28	3,325	3,308
	Charter Communications Operating LLC	5.050%	3/30/29	1,175	1,189
	Charter Communications Operating LLC	6.100%	6/1/29	3,906	4,075
	Charter Communications Operating LLC	2.300%	2/1/32	3	3
	Charter Communications Operating LLC	4.400%	4/1/33	528	498
	Charter Communications Operating LLC	6.650%	2/1/34	831	876
	Charter Communications Operating LLC	6.550%	6/1/34	500	526
	Charter Communications Operating LLC	6.384%	10/23/35	2,121	2,187
	Charter Communications Operating LLC	3.500%	6/1/41	1,200	852
	Charter Communications Operating LLC	3.500%	3/1/42	845	584
	Charter Communications Operating LLC	6.484%	10/23/45	2,701	2,538
	Charter Communications Operating LLC	5.750%	4/1/48	2,140	1,836
	Charter Communications Operating LLC	5.125%	7/1/49	100	78
	Charter Communications Operating LLC	4.800%	3/1/50	1,125	845
	Charter Communications Operating LLC	3.700%	4/1/51	875	550
	Charter Communications Operating LLC	3.900%	6/1/52	750	484
	Charter Communications Operating LLC	6.700%	12/1/55	3,387	3,247
	Charter Communications Operating LLC	4.400%	12/1/61	631	412
	Charter Communications Operating LLC	3.950%	6/30/62	1,920	1,152
[9]	Cipher Compute LLC	7.125%	11/15/30	35	36
	Comcast Corp.	3.400%	7/15/46	200	139
	Comcast Corp.	3.969%	11/1/47	800	598
	Comcast Corp.	3.450%	2/1/50	271	181
	Comcast Corp.	2.800%	1/15/51	290	168
	Comcast Corp.	2.937%	11/1/56	1,800	1,011
	Comcast Corp.	2.987%	11/1/63	850	459
[9]	Directv Financing LLC	8.875%	2/1/30	80	81
[9]	Directv Financing LLC	10.000%	2/15/31	50	51
[9]	DISH Network Corp.	11.750%	11/15/27	22	23
[9]	Flash Compute LLC	7.250%	12/31/30	35	35
	Fox Corp.	5.476%	1/25/39	5	5
[9]	Frontier Communications Holdings LLC	8.625%	3/15/31	15	16
[9]	Gray Media Inc.	9.625%	7/15/32	20	21
[9]	Gray Media Inc.	7.250%	8/15/33	15	15
	Meta Platforms Inc.	4.200%	11/15/30	4,310	4,317
	Meta Platforms Inc.	4.600%	11/15/32	5,435	5,478
	Meta Platforms Inc.	4.875%	11/15/35	2,925	2,922
	Meta Platforms Inc.	5.500%	11/15/45	3,450	3,349
	Meta Platforms Inc.	4.450%	8/15/52	1,985	1,615
	Meta Platforms Inc.	5.600%	5/15/53	800	765
	Meta Platforms Inc.	5.400%	8/15/54	3,760	3,493
	Meta Platforms Inc.	5.750%	5/15/63	600	576
	Meta Platforms Inc.	5.750%	11/15/65	1,150	1,097
[9]	Midcontinent Communications	8.000%	8/15/32	305	313
[9]	Outfront Media Capital LLC	4.625%	3/15/30	7	7
	Paramount Global	7.875%	7/30/30	500	540
	Paramount Global	4.950%	1/15/31	263	252
	Paramount Global	4.200%	5/19/32	295	266
	Paramount Global	6.875%	4/30/36	340	335
	Paramount Global	4.375%	3/15/43	575	400
	Rogers Communications Inc.	4.550%	3/15/52	700	558
	Rogers Communications Inc.	7.000%	4/15/55	25	26
	Rogers Communications Inc.	7.125%	4/15/55	65	69
[9]	Scripps Escrow II Inc.	3.875%	1/15/29	10	9
[11]	Time Warner Cable LLC	5.750%	6/2/31	800	1,085
	Time Warner Cable LLC	7.300%	7/1/38	30	32
	Time Warner Cable LLC	5.875%	11/15/40	270	250
	Time Warner Cable LLC	4.500%	9/15/42	130	100
	T-Mobile USA Inc.	3.375%	4/15/29	1,950	1,901
	T-Mobile USA Inc.	5.125%	5/15/32	375	386
	T-Mobile USA Inc.	4.625%	1/15/33	400	398

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	T-Mobile USA Inc.	5.050%	7/15/33	5	5
	T-Mobile USA Inc.	4.375%	4/15/40	3,035	2,720
	T-Mobile USA Inc.	4.500%	4/15/50	2,645	2,177
	T-Mobile USA Inc.	3.300%	2/15/51	1,460	974
	Uber Technologies Inc.	4.800%	9/15/34	1,065	1,063
	Uber Technologies Inc.	4.800%	9/15/35	2,400	2,382
	Uber Technologies Inc.	5.350%	9/15/54	705	669
[9]	Univision Communications Inc.	8.000%	8/15/28	3	3
[9]	Univision Communications Inc.	8.500%	7/31/31	132	138
[9]	Univision Communications Inc.	9.375%	8/1/32	190	204
	Verizon Communications Inc.	2.100%	3/22/28	300	288
	Verizon Communications Inc.	4.016%	12/3/29	2,250	2,232
	Verizon Communications Inc.	3.150%	3/22/30	400	383
	Verizon Communications Inc.	2.550%	3/21/31	1,100	1,004
	Verizon Communications Inc.	4.750%	1/15/33	2,916	2,913
	Verizon Communications Inc.	4.500%	8/10/33	900	885
	Verizon Communications Inc.	2.650%	11/20/40	755	539
	Verizon Communications Inc.	3.400%	3/22/41	400	313
	Verizon Communications Inc.	4.000%	3/22/50	1,425	1,084
	Verizon Communications Inc.	2.875%	11/20/50	2,660	1,646
	Verizon Communications Inc.	5.875%	11/30/55	3,169	3,128
	Verizon Communications Inc.	2.987%	10/30/56	901	535
	Verizon Communications Inc.	3.700%	3/22/61	1,500	1,012
[9]	Versant Media Group Inc.	7.250%	1/30/31	15	15
	Vodafone Group plc	5.750%	6/28/54	380	368
[9]	VZ Secured Financing BV	5.000%	1/15/32	15	14
[5]	Warnermedia Holdings Inc.	4.279%	3/15/32	30	26
[5]	Warnermedia Holdings Inc.	5.050%	3/15/42	8	6
[5]	Warnermedia Holdings Inc.	5.141%	3/15/52	62	41
[9]	WULF Compute LLC	7.750%	10/15/30	55	57
					100,176
Consumer Discretionary (1.7%)
[9]	1011778 BC ULC	6.125%	6/15/29	15	15
[9]	1011778 BC ULC	5.625%	9/15/29	10	10
[9]	Acushnet Co.	5.625%	12/1/33	25	25
[9]	ADT Security Corp.	5.875%	10/15/33	50	51
[9]	Advance Auto Parts Inc.	7.000%	8/1/30	20	20
[9]	Advance Auto Parts Inc.	7.375%	8/1/33	60	60
[9]	Allied Universal Holdco LLC	6.875%	6/15/30	40	42
	Amazon.com Inc.	4.100%	11/20/30	9,390	9,399
	Amazon.com Inc.	4.650%	11/20/35	7,550	7,514
	Amazon.com Inc.	3.100%	5/12/51	500	335
	Amazon.com Inc.	5.450%	11/20/55	1,170	1,142
	Amazon.com Inc.	3.250%	5/12/61	860	549
	Amazon.com Inc.	5.550%	11/20/65	3,120	3,022
	American Axle & Manufacturing Inc.	5.000%	10/1/29	10	10
[9]	American Axle & Manufacturing Inc.	7.750%	10/15/33	10	10
	American Honda Finance Corp.	4.550%	7/9/27	3,775	3,811
[5]	American Honda Finance Corp.	4.400%	9/5/29	680	687
[5]	American Honda Finance Corp.	5.050%	7/10/31	1,270	1,303
[9]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/33	10	11
	AutoZone Inc.	5.100%	7/15/29	1,500	1,543
	AutoZone Inc.	5.400%	7/15/34	725	750
[9]	Beach Acquisition Bidco LLC	10.000%	7/15/33	110	115
[9]	Belron UK Finance plc	5.750%	10/15/29	10	10
[9]	Brightstar Lottery plc	5.750%	1/15/33	20	20
[9]	Builders FirstSource Inc.	6.750%	5/15/35	30	31
[9]	Caesars Entertainment Inc.	6.000%	10/15/32	20	19
[9]	Carnival Corp.	5.125%	5/1/29	105	106
[9]	Carnival Corp.	5.750%	3/15/30	110	113
[9]	Carnival Corp.	5.875%	6/15/31	84	87
[9]	Carnival Corp.	5.750%	8/1/32	27	28
[9]	Champ Acquisition Corp.	8.375%	12/1/31	5	5
[9]	Churchill Downs Inc.	5.500%	4/1/27	60	60
[9]	Churchill Downs Inc.	4.750%	1/15/28	100	100
[9]	Churchill Downs Inc.	5.750%	4/1/30	10	10
[9]	Churchill Downs Inc.	6.750%	5/1/31	30	31
[9]	Clarios Global LP	6.750%	2/15/30	20	21
[9]	Clarios Global LP	6.750%	9/15/32	20	21

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dana Inc.	4.250%	9/1/30	20	19
	eBay Inc.	2.700%	3/11/30	400	376
[9]	Flutter Treasury DAC	5.875%	6/4/31	105	107
	Ford Motor Co.	4.750%	1/15/43	300	237
	Ford Motor Credit Co. LLC	7.350%	11/4/27	410	428
	Ford Motor Credit Co. LLC	2.900%	2/16/28	1,750	1,685
[5,11]	Ford Motor Credit Co. LLC	5.625%	10/9/28	536	729
	Ford Motor Credit Co. LLC	6.798%	11/7/28	100	105
	Ford Motor Credit Co. LLC	5.303%	9/6/29	400	403
	Ford Motor Credit Co. LLC	7.350%	3/6/30	300	322
	Ford Motor Credit Co. LLC	7.200%	6/10/30	400	428
	Ford Motor Credit Co. LLC	6.532%	3/19/32	615	643
[9]	Garda World Security Corp.	6.500%	1/15/31	45	46
[9]	Garda World Security Corp.	8.250%	8/1/32	17	17
[9]	Garrett Motion Holdings Inc.	7.750%	5/31/32	23	24
	General Motors Co.	6.800%	10/1/27	400	416
	General Motors Co.	5.350%	4/15/28	10	10
	General Motors Co.	5.000%	10/1/28	5	5
	General Motors Co.	5.625%	4/15/30	400	417
	General Motors Co.	5.600%	10/15/32	390	408
	General Motors Co.	6.250%	10/2/43	2,350	2,382
	General Motors Co.	5.200%	4/1/45	300	269
	General Motors Co.	6.750%	4/1/46	340	363
	General Motors Co.	5.400%	4/1/48	580	526
	General Motors Financial Co. Inc.	5.350%	7/15/27	500	509
	General Motors Financial Co. Inc.	2.400%	4/10/28	1,425	1,372
	General Motors Financial Co. Inc.	5.650%	1/17/29	5	5
	General Motors Financial Co. Inc.	5.550%	7/15/29	1,415	1,467
	General Motors Financial Co. Inc.	4.900%	10/6/29	1,050	1,067
	General Motors Financial Co. Inc.	5.850%	4/6/30	150	158
	General Motors Financial Co. Inc.	3.600%	6/21/30	5	5
	General Motors Financial Co. Inc.	5.450%	7/15/30	400	415
	General Motors Financial Co. Inc.	6.400%	1/9/33	1,640	1,770
[9]	Gildan Activewear Inc.	4.700%	10/7/30	200	199
	Goodyear Tire & Rubber Co.	6.625%	7/15/30	72	74
	Goodyear Tire & Rubber Co.	5.625%	4/30/33	65	61
[9]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/33	60	62
[9]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/33	75	77
[9]	Hilton Domestic Operating Co. Inc.	5.500%	3/31/34	50	50
	Home Depot Inc.	4.250%	4/1/46	400	338
[9]	JH North America Holdings Inc.	5.875%	1/31/31	5	5
[9]	Light & Wonder International Inc.	6.250%	10/1/33	45	46
[9]	Lithia Motors Inc.	3.875%	6/1/29	15	15
	Lowe's Cos. Inc.	3.950%	10/15/27	1,075	1,076
	Lowe's Cos. Inc.	4.000%	10/15/28	645	646
	Lowe's Cos. Inc.	4.250%	3/15/31	1,845	1,837
	Lowe's Cos. Inc.	3.750%	4/1/32	365	350
	Lowe's Cos. Inc.	4.500%	10/15/32	10,945	10,888
	Lowe's Cos. Inc.	4.850%	10/15/35	9,005	8,928
	Lowe's Cos. Inc.	3.700%	4/15/46	500	378
[9]	Melco Resorts Finance Ltd.	6.500%	9/24/33	70	70
[9]	MGM China Holdings Ltd.	4.750%	2/1/27	30	30
[9]	MGM China Holdings Ltd.	7.125%	6/26/31	45	48
	MGM Resorts International	6.500%	4/15/32	40	41
[9]	MIWD Holdco II LLC	5.500%	2/1/30	40	39
[9]	NCL Corp. Ltd.	7.750%	2/15/29	25	27
[9]	NCL Corp. Ltd.	5.875%	1/15/31	30	30
[9]	NCL Corp. Ltd.	6.750%	2/1/32	45	46
[9]	NCL Corp. Ltd.	6.250%	9/15/33	15	15
	Newell Brands Inc.	6.375%	9/15/27	10	10
[9]	Newell Brands Inc.	8.500%	6/1/28	30	31
	Newell Brands Inc.	6.625%	9/15/29	55	55
	Newell Brands Inc.	6.375%	5/15/30	5	5
	Newell Brands Inc.	6.625%	5/15/32	5	5
	Newell Brands Inc.	7.500%	4/1/46	173	144
[9]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/28	25	25
[9]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/30	215	215
[9]	Nissan Motor Co. Ltd.	7.750%	7/17/32	20	21
[9]	Nissan Motor Co. Ltd.	8.125%	7/17/35	55	59
[9]	Phinia Inc.	6.625%	10/15/32	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Rivers Enterprise Borrower LLC	6.625%	2/1/33	8	8
[9]	Rivers Enterprise Lender LLC	6.250%	10/15/30	15	15
	Six Flags Entertainment Corp.	5.375%	4/15/27	50	50
[9]	Six Flags Entertainment Corp.	6.625%	5/1/32	20	20
[9]	Standard Building Solutions Inc.	6.500%	8/15/32	10	10
[9]	Standard Building Solutions Inc.	6.250%	8/1/33	15	15
[9]	Stellantis Financial Services US Corp.	4.950%	9/15/28	5,120	5,185
[5,12]	Stellantis NV	3.875%	6/6/31	400	470
[9]	Studio City Finance Ltd.	5.000%	1/15/29	77	74
	Toyota Motor Corp.	5.123%	7/13/33	460	478
	Toyota Motor Credit Corp.	4.800%	5/15/30	400	410
	Toyota Motor Credit Corp.	5.550%	11/20/30	500	529
	Toyota Motor Credit Corp.	5.100%	3/21/31	400	415
[5]	Toyota Motor Credit Corp.	4.600%	10/10/31	320	324
[9]	Vail Resorts Inc.	5.625%	7/15/30	45	46
[9]	Vail Resorts Inc.	6.500%	5/15/32	35	36
[9]	Volkswagen Group of America Finance LLC	4.450%	9/11/27	2,715	2,726
[12]	Volkswagen International Finance NV	3.748%	Perpetual	500	586
[9]	Wayfair LLC	7.250%	10/31/29	8	8
[9]	Wayfair LLC	7.750%	9/15/30	100	106
	Whirlpool Corp.	6.125%	6/15/30	25	25
	Whirlpool Corp.	6.500%	6/15/33	182	177
[9]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	100	99
[9]	Wynn Macau Ltd.	5.125%	12/15/29	2	2
[9]	Wynn Macau Ltd.	6.750%	2/15/34	130	132
[9]	ZF North America Capital Inc.	7.500%	3/24/31	125	127
[9]	ZF North America Capital Inc.	6.875%	4/23/32	25	24
					86,272
Consumer Staples (1.6%)
[9]	Albertsons Cos. Inc.	5.875%	2/15/28	25	25
[9]	Albertsons Cos. Inc.	5.500%	3/31/31	15	15
[9]	Albertsons Cos. Inc.	6.250%	3/15/33	70	72
	Altria Group Inc.	5.625%	2/6/35	850	883
	Altria Group Inc.	5.800%	2/14/39	1,600	1,647
	Altria Group Inc.	5.375%	1/31/44	225	217
	Altria Group Inc.	3.875%	9/16/46	125	94
	Altria Group Inc.	5.950%	2/14/49	1,025	1,024
[5,12]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	100	108
[5,12]	Anheuser-Busch InBev SA/NV	4.125%	5/19/45	800	903
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,130	1,081
	BAT Capital Corp.	3.557%	8/15/27	800	794
	BAT Capital Corp.	4.906%	4/2/30	500	510
	BAT Capital Corp.	6.343%	8/2/30	2,151	2,326
	BAT Capital Corp.	4.742%	3/16/32	400	403
	BAT Capital Corp.	4.625%	3/22/33	8,255	8,196
	BAT Capital Corp.	6.421%	8/2/33	895	988
	BAT Capital Corp.	4.390%	8/15/37	760	699
	BAT Capital Corp.	4.540%	8/15/47	520	431
	BAT Capital Corp.	5.650%	3/16/52	290	274
	BAT Capital Corp.	7.081%	8/2/53	1,340	1,519
	BAT International Finance plc	4.448%	3/16/28	460	464
[5,12]	BAT International Finance plc	2.000%	3/13/45	300	242
	Constellation Brands Inc.	2.250%	8/1/31	1,460	1,295
	Constellation Brands Inc.	4.750%	5/9/32	90	90
[9]	Darling Ingredients Inc.	5.250%	4/15/27	150	150
[9]	Energizer Holdings Inc.	4.750%	6/15/28	150	148
[9]	Energizer Holdings Inc.	4.375%	3/31/29	30	29
[9]	Energizer Holdings Inc.	6.000%	9/15/33	55	53
[9]	Froneri Lux FinCo Sarl	6.000%	8/1/32	230	233
[9]	Imperial Brands Finance plc	4.500%	6/30/28	2,080	2,097
[9]	Imperial Brands Finance plc	6.375%	7/1/55	1,040	1,061
	JBS USA Holding Lux Sarl	3.625%	1/15/32	800	749
	JBS USA Holding Lux Sarl	6.750%	3/15/34	1,608	1,773
	JBS USA Holding Lux Sarl	6.500%	12/1/52	4,500	4,617
	JBS USA Holding Lux Sarl	7.250%	11/15/53	2,840	3,163
[9]	JBS USA Holding Lux Sarl	6.375%	4/15/66	400	397
[9]	JBS USA LUX Sarl	5.950%	4/20/35	1,805	1,897
[9]	JBS USA LUX Sarl	6.375%	2/25/55	4,700	4,780
[12]	JT International Financial Services BV	3.870%	9/4/55	800	934

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	KeHE Distributors LLC	9.000%	2/15/29	50	53
	Kraft Heinz Foods Co.	4.250%	3/1/31	1,300	1,285
	Kraft Heinz Foods Co.	5.000%	6/4/42	400	367
	Kraft Heinz Foods Co.	4.375%	6/1/46	780	644
	Kraft Heinz Foods Co.	4.875%	10/1/49	1,100	946
	Kraft Heinz Foods Co.	5.500%	6/1/50	2,325	2,172
	Kroger Co.	5.000%	9/15/34	3,985	4,008
	Kroger Co.	5.650%	9/15/64	1,500	1,428
[9]	Lamb Weston Holdings Inc.	4.125%	1/31/30	110	106
[9]	Mars Inc.	5.000%	3/1/32	695	716
[9]	Mars Inc.	5.200%	3/1/35	2,730	2,803
[9]	Mars Inc.	5.700%	5/1/55	3,505	3,496
[9]	Mars Inc.	5.800%	5/1/65	1,760	1,765
	Molson Coors Beverage Co.	5.000%	5/1/42	1,100	1,015
[9]	Opal Bidco SAS	6.500%	3/31/32	105	108
	PepsiCo Inc.	5.250%	7/17/54	400	387
[9]	Performance Food Group Inc.	5.500%	10/15/27	75	75
[9]	Performance Food Group Inc.	6.125%	9/15/32	5	5
[12]	Philip Morris International Inc.	3.250%	6/6/32	400	464
	Philip Morris International Inc.	4.250%	10/29/32	3,865	3,802
	Philip Morris International Inc.	5.750%	11/17/32	500	534
	Philip Morris International Inc.	5.375%	2/15/33	395	413
	Philip Morris International Inc.	5.250%	2/13/34	230	238
	Philip Morris International Inc.	4.625%	10/29/35	1,165	1,139
[12]	Philip Morris International Inc.	2.000%	5/9/36	800	776
[12]	Philip Morris International Inc.	1.450%	8/1/39	400	331
	Philip Morris International Inc.	3.875%	8/21/42	400	329
[9]	Post Holdings Inc.	6.375%	3/1/33	6	6
[9]	Post Holdings Inc.	6.500%	3/15/36	65	65
	Tyson Foods Inc.	3.550%	6/2/27	900	894
	Tyson Foods Inc.	4.350%	3/1/29	905	907
	Tyson Foods Inc.	5.700%	3/15/34	530	559
[9]	US Foods Inc.	5.750%	4/15/33	10	10
					78,227
Energy (1.9%)
[9]	Antero Midstream Partners LP	5.750%	10/15/33	40	40
[9]	Ascent Resources Utica Holdings LLC	5.875%	6/30/29	100	100
[9]	Ascent Resources Utica Holdings LLC	6.625%	10/15/32	23	24
[9]	Ascent Resources Utica Holdings LLC	6.625%	7/15/33	60	62
[9]	Blue Racer Midstream LLC	6.625%	7/15/26	340	341
[9]	Blue Racer Midstream LLC	7.000%	7/15/29	11	11
[9]	Blue Racer Midstream LLC	7.250%	7/15/32	5	5
	BP Capital Markets America Inc.	4.699%	4/10/29	440	449
	BP Capital Markets America Inc.	3.060%	6/17/41	200	152
	BP Capital Markets America Inc.	3.000%	2/24/50	1,175	766
	BP Capital Markets America Inc.	2.939%	6/4/51	3,390	2,159
	BP Capital Markets America Inc.	3.001%	3/17/52	2,695	1,723
	BP Capital Markets America Inc.	3.379%	2/8/61	2,000	1,306
[5,12]	BP Capital Markets BV	0.933%	12/4/40	600	445
[9]	California Resources Corp.	7.000%	1/15/34	30	30
	Cenovus Energy Inc.	4.650%	3/20/31	400	399
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	500	488
	Cheniere Energy Partners LP	3.250%	1/31/32	1,245	1,149
	Cheniere Energy Partners LP	5.750%	8/15/34	500	522
[9]	Chord Energy Corp.	6.000%	10/1/30	30	30
[9]	Chord Energy Corp.	6.750%	3/15/33	30	31
[9]	Civitas Resources Inc.	8.375%	7/1/28	20	21
[9]	Civitas Resources Inc.	8.750%	7/1/31	310	322
[9]	Civitas Resources Inc.	9.625%	6/15/33	50	54
[9]	CNX Resources Corp.	7.250%	3/1/32	10	10
	ConocoPhillips	5.900%	10/15/32	300	326
	ConocoPhillips Co.	5.000%	1/15/35	855	867
	ConocoPhillips Co.	3.800%	3/15/52	5	4
	ConocoPhillips Co.	5.300%	5/15/53	1,130	1,052
	ConocoPhillips Co.	5.500%	1/15/55	310	297
	Continental Resources Inc.	4.900%	6/1/44	300	239
[9]	Crescent Energy Finance LLC	7.875%	4/15/32	4	4
	DCP Midstream Operating LP	3.250%	2/15/32	250	230
	Devon Energy Corp.	5.750%	9/15/54	500	460

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Diamond Foreign Asset Co.	8.500%	10/1/30	5	5
	Diamondback Energy Inc.	6.250%	3/15/33	502	541
	Diamondback Energy Inc.	6.250%	3/15/53	1,970	1,990
	Diamondback Energy Inc.	5.900%	4/18/64	240	227
	Eastern Energy Gas Holdings LLC	6.200%	1/15/55	760	786
	Enbridge Inc.	3.700%	7/15/27	500	497
	Enbridge Inc.	5.300%	4/5/29	375	387
	Enbridge Inc.	3.125%	11/15/29	710	680
	Enbridge Inc.	5.700%	3/8/33	850	895
	Enbridge Inc.	6.700%	11/15/53	1,225	1,345
	Enbridge Inc.	5.950%	4/5/54	1,235	1,252
[5]	Energy Transfer LP	5.500%	6/1/27	500	508
	Energy Transfer LP	4.000%	10/1/27	400	399
	Energy Transfer LP	4.950%	6/15/28	1,204	1,224
	Energy Transfer LP	5.250%	4/15/29	1,999	2,054
	Energy Transfer LP	5.250%	7/1/29	400	412
	Energy Transfer LP	4.150%	9/15/29	675	671
	Energy Transfer LP	6.400%	12/1/30	440	475
	Energy Transfer LP	6.550%	12/1/33	800	878
	Energy Transfer LP	5.550%	5/15/34	600	617
	Energy Transfer LP	5.600%	9/1/34	600	617
	Energy Transfer LP	6.125%	12/15/45	400	393
	Energy Transfer LP	5.000%	5/15/50	600	502
	Energy Transfer LP	5.950%	5/15/54	2,210	2,094
	Energy Transfer LP	6.050%	9/1/54	400	384
	Enterprise Products Operating LLC	4.850%	1/31/34	650	657
	Enterprise Products Operating LLC	5.200%	1/15/36	2,360	2,401
	Enterprise Products Operating LLC	4.800%	2/1/49	421	371
	EOG Resources Inc.	5.000%	7/15/32	400	410
	EOG Resources Inc.	4.950%	4/15/50	1,045	934
	EOG Resources Inc.	5.650%	12/1/54	1,465	1,434
	EQT Corp.	3.900%	10/1/27	500	498
	EQT Corp.	4.500%	1/15/29	2	2
	EQT Corp.	7.500%	6/1/30	2	2
[9]	Excelerate Energy LP	8.000%	5/15/30	63	67
[12]	Exxon Mobil Corp.	1.408%	6/26/39	100	84
[5]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	1,788	1,745
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	2,379	2,156
	Genesis Energy LP	8.000%	5/15/33	5	5
	Halliburton Co.	2.920%	3/1/30	508	481
	Halliburton Co.	6.700%	9/15/38	500	554
	Halliburton Co.	4.750%	8/1/43	290	256
	Helmerich & Payne Inc.	4.650%	12/1/27	380	383
	Helmerich & Payne Inc.	4.850%	12/1/29	225	226
	Hess Corp.	7.875%	10/1/29	295	334
[9]	Hess Midstream Operations LP	6.500%	6/1/29	2	2
[9]	Howard Midstream Energy Partners LLC	6.625%	1/15/34	165	169
[5]	KazMunayGas National Co. JSC	4.750%	4/19/27	1,990	1,998
[5]	KazMunayGas National Co. JSC	5.375%	4/24/30	920	941
	Kinder Morgan Inc.	5.150%	6/1/30	1,570	1,623
	Kinder Morgan Inc.	5.950%	8/1/54	500	498
[9]	Kinetik Holdings LP	6.625%	12/15/28	15	15
[9]	Kinetik Holdings LP	5.875%	6/15/30	2	2
	Marathon Petroleum Corp.	5.150%	3/1/30	2,030	2,091
	Marathon Petroleum Corp.	4.750%	9/15/44	400	342
[9]	Matador Resources Co.	6.250%	4/15/33	5	5
	MPLX LP	4.800%	2/15/29	390	396
	Occidental Petroleum Corp.	5.000%	8/1/27	680	693
	Occidental Petroleum Corp.	6.625%	9/1/30	1,215	1,305
	Occidental Petroleum Corp.	5.375%	1/1/32	550	562
	Occidental Petroleum Corp.	6.200%	3/15/40	320	324
	ONEOK Inc.	6.625%	9/1/53	818	857
[5]	OQ SAOC	5.125%	5/6/28	2,000	2,017
	Ovintiv Inc.	7.375%	11/1/31	333	372
[9]	Permian Resources Operating LLC	7.000%	1/15/32	60	63
	Petrobras Global Finance BV	5.125%	9/10/30	627	616
	Petrobras Global Finance BV	6.250%	1/10/36	855	838
[5]	Petronas Capital Ltd.	3.500%	4/21/30	2,200	2,138
[9]	Petronas Capital Ltd.	4.950%	1/3/31	2,856	2,945
[9]	Petronas Capital Ltd.	5.340%	4/3/35	1,248	1,295

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phillips 66	3.300%	3/15/52	400	260
	Phillips 66 Co.	5.650%	6/15/54	150	141
	Plains All American Pipeline LP	3.550%	12/15/29	850	826
	Plains All American Pipeline LP	3.800%	9/15/30	750	728
	Plains All American Pipeline LP	4.700%	1/15/31	1,285	1,292
	Plains All American Pipeline LP	5.600%	1/15/36	1,270	1,286
[9]	Rockies Express Pipeline LLC	6.750%	3/15/33	45	47
[5]	SA Global Sukuk Ltd.	1.602%	6/17/26	7,311	7,223
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	205	205
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	407	409
[9]	Shell Finance US Inc.	6.375%	12/15/38	182	203
[9]	SM Energy Co.	7.000%	8/1/32	170	167
	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/55	13	14
	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/55	5	5
	Suncor Energy Inc.	3.750%	3/4/51	110	78
[9]	Sunoco LP	5.625%	3/15/31	180	181
[9]	Sunoco LP	7.875%	Perpetual	45	46
[9]	Tallgrass Energy Partners LP	6.000%	12/31/30	13	13
[9]	Tallgrass Energy Partners LP	6.750%	3/15/34	205	205
	Targa Resources Corp.	6.250%	7/1/52	400	402
	Targa Resources Corp.	6.500%	2/15/53	400	417
	Targa Resources Partners LP	4.875%	2/1/31	936	942
[5,12]	TotalEnergies Capital International SA	3.852%	3/3/45	600	645
[5,12]	TotalEnergies SE	1.625%	Perpetual	600	683
[5,12]	TotalEnergies SE	2.000%	Perpetual	768	890
	TransCanada PipeLines Ltd.	4.250%	5/15/28	955	957
	TransCanada PipeLines Ltd.	4.625%	3/1/34	500	487
[9]	Transocean International Ltd.	8.250%	5/15/29	120	121
[9]	Transocean International Ltd.	8.500%	5/15/31	55	54
[9]	Transocean International Ltd.	7.875%	10/15/32	20	21
[9]	Transocean Titan Financing Ltd.	8.375%	2/1/28	8	8
[9]	Valaris Ltd.	8.375%	4/30/30	28	29
	Valero Energy Corp.	5.150%	2/15/30	780	803
[9]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	15	14
[9]	Venture Global LNG Inc.	8.375%	6/1/31	40	40
[9]	Venture Global Plaquemines LNG LLC	6.125%	12/15/30	40	41
[9]	Venture Global Plaquemines LNG LLC	6.500%	1/15/34	20	20
[9]	Venture Global Plaquemines LNG LLC	6.500%	6/15/34	65	66
[9]	Venture Global Plaquemines LNG LLC	6.750%	1/15/36	65	67
	Western Midstream Operating LP	6.350%	1/15/29	400	421
	Western Midstream Operating LP	4.050%	2/1/30	140	137
	Williams Cos. Inc.	4.625%	6/30/30	200	202
	Williams Cos. Inc.	3.500%	11/15/30	3,360	3,225
	Williams Cos. Inc.	6.300%	4/15/40	101	109
	Williams Cos. Inc.	5.100%	9/15/45	1,400	1,285
					94,473
Financials (10.3%)
[9]	200 Park Funding Trust	5.740%	2/15/55	2,413	2,397
	AerCap Ireland Capital DAC	6.450%	4/15/27	750	771
	AerCap Ireland Capital DAC	3.650%	7/21/27	400	398
	AerCap Ireland Capital DAC	4.875%	4/1/28	1,986	2,019
	AerCap Ireland Capital DAC	3.000%	10/29/28	3,694	3,581
	AerCap Ireland Capital DAC	5.100%	1/19/29	1,100	1,125
	AerCap Ireland Capital DAC	4.625%	9/10/29	1,296	1,309
	AerCap Ireland Capital DAC	4.375%	11/15/30	861	858
	AerCap Ireland Capital DAC	3.300%	1/30/32	627	580
	AerCap Ireland Capital DAC	3.400%	10/29/33	823	744
	AerCap Ireland Capital DAC	4.950%	9/10/34	1,500	1,498
[9]	Alliant Holdings Intermediate LLC	7.000%	1/15/31	5	5
[9]	Alliant Holdings Intermediate LLC	6.500%	10/1/31	20	21
[9]	Alliant Holdings Intermediate LLC	7.375%	10/1/32	10	10
	Allstate Corp.	1.450%	12/15/30	990	864
	Ally Financial Inc.	5.737%	5/15/29	980	1,004
	American Express Co.	5.043%	7/26/28	284	289
	American Express Co.	4.351%	7/20/29	400	403
	American Express Co.	5.085%	1/30/31	1,150	1,186
	American Express Co.	4.989%	5/26/33	400	407
	American Express Co.	5.667%	4/25/36	400	423
	American International Group Inc.	5.450%	5/7/35	813	847

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American International Group Inc.	4.750%	4/1/48	300	267
	American International Group Inc.	4.375%	6/30/50	1,235	1,030
	Ameriprise Financial Inc.	5.200%	4/15/35	1,315	1,343
[9]	AmWINS Group Inc.	6.375%	2/15/29	37	38
[9]	AmWINS Group Inc.	4.875%	6/30/29	20	20
	Aon Corp.	5.350%	2/28/33	800	833
	Aon Corp.	3.900%	2/28/52	5	4
	Apollo Global Management Inc.	5.150%	8/12/35	6,484	6,493
	Apollo Global Management Inc.	6.000%	12/15/54	644	638
	Ares Strategic Income Fund	5.700%	3/15/28	623	631
[9]	Ares Strategic Income Fund	4.850%	1/15/29	1,000	988
	Ares Strategic Income Fund	6.350%	8/15/29	9	9
[5,12]	Aroundtown SA	3.500%	5/13/30	1,900	2,206
[5,12]	Aroundtown SA	3.250%	1/2/31	500	569
[12]	Artea Bankas AB	4.853%	12/5/28	600	722
[12]	Artea Bankas AB	3.739%	10/7/29	1,100	1,291
	Arthur J Gallagher & Co.	4.600%	12/15/27	913	923
	Arthur J Gallagher & Co.	6.750%	2/15/54	1,500	1,656
[12]	ASR Nederland NV	7.000%	12/7/43	200	277
[9]	Asurion LLC & Asurion Co-Issuer Inc.	8.000%	12/31/32	80	83
	Athene Holding Ltd.	4.125%	1/12/28	3,909	3,905
	Athene Holding Ltd.	6.150%	4/3/30	400	424
	Athene Holding Ltd.	6.650%	2/1/33	2,332	2,529
	Athene Holding Ltd.	3.950%	5/25/51	300	210
	Athene Holding Ltd.	3.450%	5/15/52	1,273	804
	Athene Holding Ltd.	6.250%	4/1/54	1,179	1,149
	Athene Holding Ltd.	6.625%	10/15/54	366	365
[12]	Athora Holding Ltd.	6.625%	6/16/28	1,228	1,538
[12]	Athora Holding Ltd.	5.875%	9/10/34	500	623
[11]	Aviva plc	6.875%	11/27/53	300	435
[11]	Aviva plc	6.125%	9/12/54	300	413
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	1,650	1,709
	Banco Santander SA	5.294%	8/18/27	1,900	1,935
	Banco Santander SA	4.379%	4/12/28	1,000	1,005
	Banco Santander SA	6.607%	11/7/28	460	491
	Banco Santander SA	2.749%	12/3/30	1,350	1,230
	Banco Santander SA	3.225%	11/22/32	400	366
	Bank of America Corp.	4.376%	4/27/28	1,075	1,079
[5]	Bank of America Corp.	3.593%	7/21/28	1,300	1,291
[5]	Bank of America Corp.	3.419%	12/20/28	2,400	2,372
[5]	Bank of America Corp.	3.970%	3/5/29	960	958
[5]	Bank of America Corp.	4.271%	7/23/29	1,020	1,024
[5]	Bank of America Corp.	3.974%	2/7/30	450	448
[5]	Bank of America Corp.	3.194%	7/23/30	1,525	1,473
[5]	Bank of America Corp.	2.884%	10/22/30	500	476
[5]	Bank of America Corp.	2.496%	2/13/31	1,100	1,024
[5]	Bank of America Corp.	1.898%	7/23/31	820	736
	Bank of America Corp.	2.687%	4/22/32	400	367
	Bank of America Corp.	2.572%	10/20/32	875	789
[5]	Bank of America Corp.	2.972%	2/4/33	669	611
[5]	Bank of America Corp.	5.015%	7/22/33	1,975	2,014
	Bank of America Corp.	5.468%	1/23/35	540	562
	Bank of America Corp.	5.464%	5/9/36	840	874
	Bank of America Corp.	2.482%	9/21/36	1,720	1,511
	Bank of America Corp.	6.110%	1/29/37	1,846	1,989
[5]	Bank of America Corp.	4.244%	4/24/38	800	745
	Bank of America Corp.	7.750%	5/14/38	947	1,151
[5]	Bank of America Corp.	2.676%	6/19/41	4,599	3,386
	Bank of America Corp.	3.311%	4/22/42	270	213
[5]	Bank of America Corp.	4.083%	3/20/51	4,020	3,223
	Bank of America Corp.	2.972%	7/21/52	410	268
[5]	Bank of America NA	6.000%	10/15/36	188	204
[5,12]	Bank of Cyprus Holdings plc	4.250%	9/18/36	800	937
[5]	Bank of Montreal	3.803%	12/15/32	800	791
	Bank of Montreal	3.088%	1/10/37	850	765
	Bank of New York Mellon Corp.	4.890%	7/21/28	800	812
[5]	Bank of New York Mellon Corp.	5.802%	10/25/28	500	517
	Bank of New York Mellon Corp.	4.543%	2/1/29	550	557
	Bank of New York Mellon Corp.	5.060%	7/22/32	558	578
[5]	Bank of New York Mellon Corp.	6.474%	10/25/34	390	436

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of New York Mellon Corp.	5.316%	6/6/36	4,756	4,928
	Barclays plc	6.496%	9/13/27	374	380
	Barclays plc	4.337%	1/10/28	650	652
	Barclays plc	5.674%	3/12/28	200	204
	Barclays plc	4.837%	9/10/28	600	607
	Barclays plc	7.385%	11/2/28	900	951
	Barclays plc	5.086%	2/25/29	2,279	2,322
[5]	Barclays plc	4.972%	5/16/29	400	407
[5]	Barclays plc	5.088%	6/20/30	716	728
	Barclays plc	5.367%	2/25/31	400	413
	Barclays plc	2.645%	6/24/31	400	370
[5,12]	Barclays plc	4.973%	5/31/36	902	1,109
	Barclays plc	3.330%	11/24/42	740	570
	Barclays plc	4.950%	1/10/47	400	367
[5,11]	Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/28	200	255
[5,12]	Blackstone Property Partners Europe Holdings Sarl	1.625%	4/20/30	400	434
[9]	Block Inc.	5.625%	8/15/30	25	26
[9]	Block Inc.	6.000%	8/15/33	20	21
	Blue Owl Finance LLC	6.250%	4/18/34	100	103
[9]	BNP Paribas SA	5.283%	11/19/30	4,714	4,850
[5,12]	BNP Paribas SA	0.875%	8/31/33	1,200	1,323
[11]	BPCE SA	2.500%	11/30/32	1,100	1,421
[5,12]	BPCE SA	4.125%	3/8/33	500	601
[9]	Bread Financial Holdings Inc.	6.750%	5/15/31	45	47
	Canadian Imperial Bank of Commerce	4.631%	9/11/30	310	314
	Canadian Imperial Bank of Commerce	4.580%	9/8/31	800	806
	Capital One Financial Corp.	3.650%	5/11/27	300	299
	Capital One Financial Corp.	3.800%	1/31/28	450	448
	Capital One Financial Corp.	5.468%	2/1/29	1,614	1,658
	Capital One Financial Corp.	6.312%	6/8/29	556	584
	Capital One Financial Corp.	5.700%	2/1/30	800	832
	Capital One Financial Corp.	3.273%	3/1/30	400	388
[5]	Capital One Financial Corp.	7.624%	10/30/31	2,000	2,259
	Capital One Financial Corp.	5.268%	5/10/33	500	513
	Capital One Financial Corp.	6.377%	6/8/34	455	492
	Capital One Financial Corp.	6.051%	2/1/35	695	739
	Capital One Financial Corp.	6.183%	1/30/36	2,769	2,894
	Capital One Financial Corp.	5.197%	9/11/36	1,991	1,981
	Carlyle Group Inc.	5.050%	9/19/35	884	872
	Charles Schwab Corp.	6.136%	8/24/34	395	430
	Chubb INA Holdings LLC	3.050%	12/15/61	298	183
[9]	Citadel Finance LLC	5.900%	2/10/30	1,000	1,021
	Citigroup Inc.	4.643%	5/7/28	11,715	11,810
[5]	Citigroup Inc.	4.075%	4/23/29	400	400
	Citigroup Inc.	4.542%	9/19/30	1,280	1,290
	Citigroup Inc.	4.503%	9/11/31	3,000	3,008
	Citigroup Inc.	6.174%	5/25/34	400	426
	Citigroup Inc.	5.827%	2/13/35	570	593
[5,11]	Close Brothers Finance plc	2.750%	10/19/26	534	709
[5,11]	Close Brothers Finance plc	1.625%	12/3/30	728	829
[11]	Close Brothers Group plc	7.750%	6/14/28	897	1,275
	Cooperatieve Rabobank UA	4.494%	10/17/29	290	295
[5]	Cooperatieve Rabobank UA	5.250%	5/24/41	400	401
	Cooperatieve Rabobank UA	5.750%	12/1/43	220	222
	Cooperatieve Rabobank UA	5.250%	8/4/45	2,200	2,070
	Corebridge Financial Inc.	3.650%	4/5/27	430	427
	Corebridge Financial Inc.	4.400%	4/5/52	1,980	1,604
[9]	Corebridge Global Funding	4.650%	8/20/27	1,850	1,869
[9]	Credit Acceptance Corp.	6.625%	3/15/30	95	95
[9]	Credit Agricole SA	4.631%	9/11/28	250	252
	Credit Suisse USA LLC	7.125%	7/15/32	700	799
[9]	Danske Bank A/S	5.427%	3/1/28	240	244
	Deutsche Bank AG	5.371%	9/9/27	400	410
	Deutsche Bank AG	5.414%	5/10/29	730	758
	Deutsche Bank AG	6.819%	11/20/29	1,906	2,032
	Deutsche Bank AG	4.999%	9/11/30	2,300	2,334
	Deutsche Bank AG	5.882%	7/8/31	400	415
[5]	Deutsche Bank AG	3.547%	9/18/31	3,115	2,965
	Deutsche Bank AG	4.875%	12/1/32	800	803
	Deutsche Bank AG	7.079%	2/10/34	1,570	1,726

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	2.500%	1/25/27	1,000	1,166
[5,12]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/30	1,300	1,558
[12]	ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/47	600	706
[5,12]	Eurobank SA	4.000%	2/7/36	400	467
	Fifth Third Bancorp	2.550%	5/5/27	2,000	1,962
	Fifth Third Bancorp	6.361%	10/27/28	3,560	3,705
	Fifth Third Bancorp	6.339%	7/27/29	2,985	3,143
	Fifth Third Bancorp	4.772%	7/28/30	2,850	2,884
	Fifth Third Bancorp	4.895%	9/6/30	4,921	5,001
[9]	Focus Financial Partners LLC	6.750%	9/15/31	15	16
[9]	Freedom Mortgage Holdings LLC	9.250%	2/1/29	2	2
[9]	Freedom Mortgage Holdings LLC	6.875%	5/1/31	40	40
[9]	Freedom Mortgage Holdings LLC	8.375%	4/1/32	20	21
[9]	Freedom Mortgage Holdings LLC	7.875%	4/1/33	275	285
	Gaci First Investment Co.	5.000%	10/13/27	7,919	8,018
[9]	GGAM Finance Ltd.	8.000%	6/15/28	25	27
[9]	Global Atlantic Fin Co.	7.950%	6/15/33	398	454
[5]	Goldman Sachs Group Inc.	3.814%	4/23/29	700	696
	Goldman Sachs Group Inc.	6.484%	10/24/29	1,225	1,300
	Goldman Sachs Group Inc.	5.727%	4/25/30	2,897	3,026
	Goldman Sachs Group Inc.	5.049%	7/23/30	2,100	2,152
	Goldman Sachs Group Inc.	4.692%	10/23/30	2,750	2,788
	Goldman Sachs Group Inc.	5.218%	4/23/31	2,195	2,266
[5]	Goldman Sachs Group Inc.	4.369%	10/21/31	230	230
	Goldman Sachs Group Inc.	1.992%	1/27/32	1,200	1,065
	Goldman Sachs Group Inc.	2.383%	7/21/32	2,025	1,814
	Goldman Sachs Group Inc.	2.650%	10/21/32	1,575	1,421
	Goldman Sachs Group Inc.	5.851%	4/25/35	400	425
	Goldman Sachs Group Inc.	5.536%	1/28/36	1,800	1,869
	Goldman Sachs Group Inc.	6.750%	10/1/37	1,597	1,783
	Goldman Sachs Group Inc.	5.150%	5/22/45	1,040	973
	Goldman Sachs Group Inc.	5.734%	1/28/56	860	870
	Golub Capital Private Credit Fund	5.875%	5/1/30	1,056	1,073
[12]	Helvetia Europe SA	2.750%	9/30/41	1,100	1,218
[9]	Howden UK Refinance plc	7.250%	2/15/31	145	149
[9]	Howden UK Refinance plc	8.125%	2/15/32	115	119
[9]	HPS Corporate Lending Fund	4.900%	9/11/28	3,747	3,725
	HPS Corporate Lending Fund	5.950%	4/14/32	710	721
	HSBC Holdings plc	5.597%	5/17/28	775	790
	HSBC Holdings plc	5.210%	8/11/28	925	940
[5]	HSBC Holdings plc	2.013%	9/22/28	1,050	1,013
	HSBC Holdings plc	7.390%	11/3/28	2,328	2,461
	HSBC Holdings plc	5.130%	11/19/28	719	732
	HSBC Holdings plc	4.899%	3/3/29	7,625	7,736
	HSBC Holdings plc	6.161%	3/9/29	220	229
[5]	HSBC Holdings plc	4.583%	6/19/29	920	928
	HSBC Holdings plc	2.206%	8/17/29	400	380
	HSBC Holdings plc	4.950%	3/31/30	2,725	2,794
	HSBC Holdings plc	5.286%	11/19/30	1,280	1,320
[5]	HSBC Holdings plc	2.848%	6/4/31	2,670	2,495
	HSBC Holdings plc	4.619%	11/6/31	6,298	6,314
	HSBC Holdings plc	5.733%	5/17/32	300	316
	HSBC Holdings plc	6.500%	9/15/37	797	875
[5]	HSBC Holdings plc	6.500%	9/15/37	800	865
	HSBC USA Inc.	4.650%	6/3/28	2,750	2,793
	Huntington Bancshares Inc.	6.208%	8/21/29	2,000	2,098
	Huntington Bancshares Inc.	5.709%	2/2/35	820	857
	Huntington Bancshares Inc.	2.487%	8/15/36	300	260
	Huntington National Bank	4.871%	4/12/28	9,309	9,386
[5,12]	ING Groep NV	4.375%	8/15/34	400	483
	Intercontinental Exchange Inc.	3.625%	9/1/28	369	366
	Intercontinental Exchange Inc.	5.200%	6/15/62	300	274
[5,12]	IWG US Finance LLC	6.500%	6/28/30	111	142
[12]	IWG US Finance LLC	5.125%	5/14/32	900	1,071
[12]	JAB Holdings BV	4.375%	4/25/34	800	971
	Jefferies Financial Group Inc.	6.450%	6/8/27	500	516
	Jefferies Financial Group Inc.	2.625%	10/15/31	800	710
	JPMorgan Chase & Co.	5.040%	1/23/28	480	485
[5]	JPMorgan Chase & Co.	2.182%	6/1/28	428	417
	JPMorgan Chase & Co.	4.979%	7/22/28	1,412	1,433

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	4.505%	10/22/28	1,460	1,475
[5]	JPMorgan Chase & Co.	4.452%	12/5/29	400	404
	JPMorgan Chase & Co.	5.012%	1/23/30	3,070	3,148
	JPMorgan Chase & Co.	5.581%	4/22/30	3,240	3,380
[5]	JPMorgan Chase & Co.	2.739%	10/15/30	1,700	1,613
	JPMorgan Chase & Co.	4.603%	10/22/30	920	933
	JPMorgan Chase & Co.	5.140%	1/24/31	1,750	1,809
[5]	JPMorgan Chase & Co.	2.522%	4/22/31	2,100	1,956
[5]	JPMorgan Chase & Co.	2.956%	5/13/31	2,485	2,346
	JPMorgan Chase & Co.	1.953%	2/4/32	500	446
	JPMorgan Chase & Co.	2.963%	1/25/33	2,476	2,270
	JPMorgan Chase & Co.	4.912%	7/25/33	1,375	1,401
	JPMorgan Chase & Co.	5.336%	1/23/35	1,720	1,783
	JPMorgan Chase & Co.	5.294%	7/22/35	1,500	1,548
	JPMorgan Chase & Co.	4.946%	10/22/35	1,760	1,776
	JPMorgan Chase & Co.	5.502%	1/24/36	1,875	1,961
	JPMorgan Chase & Co.	5.572%	4/22/36	400	420
	JPMorgan Chase & Co.	4.810%	10/22/36	610	606
	JPMorgan Chase & Co.	6.400%	5/15/38	1,050	1,187
	JPMorgan Chase & Co.	4.950%	6/1/45	1,060	998
	KeyBank NA	5.000%	1/26/33	250	252
	KeyCorp	6.401%	3/6/35	1,830	1,987
	KKR & Co. Inc.	5.100%	8/7/35	550	550
[5,12]	Kommunalkredit Austria AG	5.250%	3/28/29	1,900	2,337
	LPL Holdings Inc.	6.000%	5/20/34	182	191
	M&T Bank Corp.	4.553%	8/16/28	150	151
[5]	M&T Bank Corp.	4.833%	1/16/29	400	406
	M&T Bank Corp.	7.413%	10/30/29	1,690	1,833
	M&T Bank Corp.	5.179%	7/8/31	1,742	1,787
	M&T Bank Corp.	6.082%	3/13/32	1,743	1,854
	M&T Bank Corp.	5.053%	1/27/34	371	373
	M&T Bank Corp.	5.400%	7/30/35	2,090	2,111
[5]	M&T Bank Corp.	5.385%	1/16/36	485	493
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	2,670	2,707
	Manufacturers & Traders Trust Co.	4.762%	7/6/28	1,994	2,012
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	570	521
	Marsh & McLennan Cos. Inc.	5.400%	3/15/55	500	481
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	400	406
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	1,000	1,030
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/36	400	418
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/36	5,900	6,178
	Morgan Stanley	3.950%	4/23/27	410	410
	Morgan Stanley	2.475%	1/21/28	1,646	1,620
[5]	Morgan Stanley	3.591%	7/22/28	900	894
	Morgan Stanley	5.123%	2/1/29	400	408
[5]	Morgan Stanley	4.994%	4/12/29	500	510
	Morgan Stanley	6.407%	11/1/29	400	424
	Morgan Stanley	5.173%	1/16/30	499	513
[5]	Morgan Stanley	4.431%	1/23/30	740	744
	Morgan Stanley	5.042%	7/19/30	200	205
	Morgan Stanley	4.654%	10/18/30	4,664	4,719
	Morgan Stanley	5.230%	1/15/31	1,340	1,381
[5]	Morgan Stanley	4.356%	10/22/31	10,868	10,832
[5]	Morgan Stanley	5.250%	4/21/34	650	669
[5]	Morgan Stanley	5.424%	7/21/34	500	520
	Morgan Stanley	5.831%	4/19/35	4,760	5,058
	Morgan Stanley	5.587%	1/18/36	4,760	4,976
	Morgan Stanley	5.664%	4/17/36	3,060	3,216
[5]	Morgan Stanley	4.457%	4/22/39	410	385
	Morgan Stanley	3.217%	4/22/42	1,500	1,172
[5]	Morgan Stanley	5.597%	3/24/51	1,150	1,149
[5]	Morgan Stanley Bank NA	5.504%	5/26/28	250	255
[5]	Morgan Stanley Bank NA	4.968%	7/14/28	1,406	1,426
	Nasdaq Inc.	5.350%	6/28/28	725	748
	Nasdaq Inc.	5.550%	2/15/34	349	367
[9]	National Australia Bank Ltd.	2.990%	5/21/31	350	321
	National Bank of Canada	4.950%	2/1/28	3,070	3,100
	National Bank of Canada	4.500%	10/10/29	312	315
	NatWest Group plc	5.516%	9/30/28	400	410
	NatWest Group plc	5.808%	9/13/29	175	182

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	NatWest Group plc	5.076%	1/27/30	676	691
[5]	NatWest Group plc	4.445%	5/8/30	1,016	1,020
	NatWest Group plc	4.964%	8/15/30	1,370	1,398
[9]	NatWest Markets plc	5.416%	5/17/27	1,250	1,275
[9]	NatWest Markets plc	5.410%	5/17/29	500	519
	Nomura Holdings Inc.	5.594%	7/2/27	292	298
	Nomura Holdings Inc.	3.103%	1/16/30	2,115	2,008
	Northern Trust Corp.	4.150%	11/19/30	2,165	2,167
	Northern Trust Corp.	5.117%	11/19/40	2,751	2,756
[5,12]	Oldenburgische Landesbank AG	8.000%	4/24/34	200	264
[5,12]	Oldenburgische Landesbank AG	8.500%	4/24/34	300	400
[9]	Omnis Funding Trust	6.722%	5/15/55	1,341	1,395
	OneMain Finance Corp.	6.125%	5/15/30	15	15
	OneMain Finance Corp.	6.500%	3/15/33	40	40
	OneMain Finance Corp.	6.750%	9/15/33	35	36
[9]	Panther Escrow Issuer LLC	7.125%	6/1/31	5	5
[9]	Park Intermediate Holdings LLC	7.000%	2/1/30	2	2
	PayPal Holdings Inc.	5.050%	6/1/52	400	363
[9]	Penske Truck Leasing Co. LP	5.250%	7/1/29	1,610	1,655
[9]	Phoenix Aviation Capital Ltd.	9.250%	7/15/30	35	37
[5]	PNC Bank NA	4.050%	7/26/28	850	851
	PNC Financial Services Group Inc.	5.492%	5/14/30	1,030	1,072
	PNC Financial Services Group Inc.	2.307%	4/23/32	150	135
	PNC Financial Services Group Inc.	5.575%	1/29/36	2,110	2,201
	PNC Financial Services Group Inc.	5.373%	7/21/36	3,000	3,089
	Prudential Financial Inc.	5.200%	3/14/35	935	959
[5]	Prudential Financial Inc.	4.600%	5/15/44	150	134
[5,12]	Public Property Invest A/S	4.625%	3/12/30	723	872
[5,12]	Public Property Invest A/S	4.375%	10/1/32	800	929
[12]	Raiffeisen Bank International AG	2.875%	6/18/32	2,400	2,801
[12]	Raiffeisen Bank International AG	1.375%	6/17/33	1,100	1,236
	Regions Financial Corp.	1.800%	8/12/28	2,000	1,892
	Regions Financial Corp.	5.722%	6/6/30	4,138	4,312
[9]	Rocket Cos. Inc.	6.500%	8/1/29	10	10
[9]	Rocket Cos. Inc.	6.125%	8/1/30	30	31
[9]	Rocket Cos. Inc.	6.375%	8/1/33	45	47
[9]	Rocket Mortgage LLC	2.875%	10/15/26	20	20
[9]	Rocket Mortgage LLC	3.875%	3/1/31	80	76
[5]	Royal Bank of Canada	4.900%	1/12/28	800	816
[5]	Royal Bank of Canada	4.522%	10/18/28	1,737	1,753
[5]	Royal Bank of Canada	4.969%	8/2/30	2,133	2,184
[5]	Royal Bank of Canada	4.650%	10/18/30	1,370	1,389
[5]	Royal Bank of Canada	5.153%	2/4/31	400	412
	Royal Bank of Canada	4.305%	11/3/31	400	398
[5]	Royal Bank of Canada	5.000%	2/1/33	750	771
[9]	Ryan Specialty LLC	5.875%	8/1/32	25	26
	Santander UK Group Holdings plc	4.320%	9/22/29	4,440	4,443
[11]	Scottish Widows Ltd.	7.000%	6/16/43	200	283
[9]	Shift4 Payments LLC	6.750%	8/15/32	15	16
	Sixth Street Lending Partners	6.125%	7/15/30	1,750	1,796
[12]	Sogecap SA	6.500%	5/16/44	300	400
	State Street Corp.	4.834%	4/24/30	3,615	3,722
	State Street Corp.	2.200%	3/3/31	1,790	1,611
	State Street Corp.	4.821%	1/26/34	400	405
[5]	State Street Corp.	3.031%	11/1/34	400	377
	State Street Corp.	4.784%	10/23/36	2,913	2,898
	Suci Second Investment Co.	4.375%	9/10/27	6,145	6,154
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	800	852
	Synovus Bank	5.957%	1/15/36	1,251	1,260
	Synovus Financial Corp.	6.168%	11/1/30	1,250	1,298
	Toronto-Dominion Bank	4.783%	12/17/29	1,700	1,740
	Toronto-Dominion Bank	4.456%	6/8/32	420	419
[12]	Triodos Bank NV	4.875%	9/12/29	1,300	1,578
[5]	Truist Financial Corp.	7.161%	10/30/29	400	431
[5]	Truist Financial Corp.	5.153%	8/5/32	3,300	3,410
[5]	Truist Financial Corp.	5.711%	1/24/35	420	442
	UBS AG	4.864%	1/10/28	947	955
[9]	UBS Group AG	4.253%	3/23/28	280	280
[9]	UBS Group AG	3.869%	1/12/29	464	461
[9]	UBS Group AG	4.151%	12/23/29	6,820	6,811

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	UBS Group AG	5.617%	9/13/30	330	345
[9]	UBS Group AG	4.398%	9/23/31	4,015	3,996
[9]	UBS Group AG	3.091%	5/14/32	620	575
[9]	UBS Group AG	4.844%	11/6/33	3,036	3,038
[9]	UBS Group AG	5.580%	5/9/36	3,675	3,823
[9]	UBS Group AG	5.010%	3/23/37	4,983	4,938
	UBS Group AG	4.875%	5/15/45	135	125
[5]	US Bancorp	3.900%	4/26/28	400	401
	US Bancorp	5.384%	1/23/30	1,050	1,087
	US Bancorp	5.083%	5/15/31	3,851	3,968
[5]	US Bancorp	4.967%	7/22/33	725	732
	US Bancorp	4.839%	2/1/34	775	781
	US Bancorp	5.424%	2/12/36	500	519
	US Bancorp	2.491%	11/3/36	600	524
[9]	UWM Holdings LLC	6.625%	2/1/30	10	10
[12]	Volksbank Wien AG	5.750%	6/21/34	100	122
[5]	Wells Fargo & Co.	5.707%	4/22/28	400	408
[5]	Wells Fargo & Co.	2.572%	2/11/31	410	383
	Wells Fargo & Co.	5.499%	1/23/35	5	5
	Wells Fargo & Co.	4.892%	9/15/36	400	399
[5]	Wells Fargo & Co.	3.068%	4/30/41	3,124	2,423
	Wells Fargo & Co.	5.375%	11/2/43	2,370	2,294
[5]	Wells Fargo & Co.	4.650%	11/4/44	860	753
	Wells Fargo & Co.	3.900%	5/1/45	630	510
[5]	Wells Fargo & Co.	4.400%	6/14/46	931	776
[5]	Wells Fargo & Co.	4.750%	12/7/46	670	588
[5]	Wells Fargo & Co.	5.013%	4/4/51	2,375	2,171
[5]	Wells Fargo & Co.	4.611%	4/25/53	1,130	971
[5]	Wells Fargo Bank NA	6.600%	1/15/38	635	709
	Westpac Banking Corp.	3.020%	11/18/36	820	740
	Westpac Banking Corp.	4.421%	7/24/39	200	185
[9]	WEX Inc.	6.500%	3/15/33	60	61
					517,152
Health Care (1.8%)
[9]	1261229 BC Ltd.	10.000%	4/15/32	175	182
	AbbVie Inc.	5.350%	3/15/44	500	494
	AbbVie Inc.	4.850%	6/15/44	450	416
	AbbVie Inc.	4.875%	11/14/48	397	361
	AbbVie Inc.	4.250%	11/21/49	870	716
	AbbVie Inc.	5.400%	3/15/54	571	555
	AbbVie Inc.	5.600%	3/15/55	270	270
	AbbVie Inc.	5.500%	3/15/64	250	243
	Aetna Inc.	6.625%	6/15/36	1,000	1,101
	Amgen Inc.	4.200%	3/1/33	200	195
	Amgen Inc.	5.250%	3/2/33	914	947
	Amgen Inc.	2.800%	8/15/41	159	116
	Amgen Inc.	5.600%	3/2/43	640	643
	Amgen Inc.	4.400%	5/1/45	1,100	941
	Amgen Inc.	4.563%	6/15/48	830	709
	Amgen Inc.	3.375%	2/21/50	5	4
	Amgen Inc.	4.663%	6/15/51	5	4
	Amgen Inc.	4.875%	3/1/53	975	857
	Amgen Inc.	5.650%	3/2/53	155	152
	Amgen Inc.	5.750%	3/2/63	640	624
	AstraZeneca Finance LLC	2.250%	5/28/31	490	446
[9]	Bausch + Lomb Corp.	8.375%	10/1/28	15	16
	Baxter International Inc.	1.915%	2/1/27	187	182
	Baxter International Inc.	3.132%	12/1/51	400	251
[5,12]	Bayer AG	6.625%	9/25/83	1,600	1,995
	Becton Dickinson & Co.	4.874%	2/8/29	125	127
	Becton Dickinson & Co.	4.669%	6/6/47	606	526
	Bristol-Myers Squibb Co.	2.350%	11/13/40	360	256
	Cardinal Health Inc.	5.750%	11/15/54	1,710	1,706
	Centene Corp.	4.625%	12/15/29	355	344
[9]	Charles River Laboratories International Inc.	4.250%	5/1/28	100	99
	Cigna Group	2.400%	3/15/30	1,950	1,810
	Cigna Group	2.375%	3/15/31	940	851
	Cigna Group	5.250%	2/15/34	400	411
	Cigna Group	4.800%	8/15/38	1,670	1,600

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	CommonSpirit Health	4.350%	11/1/42	220	191
[9]	Community Health Systems Inc.	10.875%	1/15/32	7	8
[9]	Community Health Systems Inc.	9.750%	1/15/34	155	163
	CVS Health Corp.	3.625%	4/1/27	547	544
	CVS Health Corp.	3.250%	8/15/29	400	386
	CVS Health Corp.	5.125%	2/21/30	500	514
	CVS Health Corp.	3.750%	4/1/30	2,900	2,830
	CVS Health Corp.	5.250%	1/30/31	5	5
	CVS Health Corp.	4.780%	3/25/38	2,187	2,064
	CVS Health Corp.	5.125%	7/20/45	578	522
	CVS Health Corp.	5.625%	2/21/53	30	28
	CVS Health Corp.	5.875%	6/1/53	170	165
	CVS Health Corp.	6.050%	6/1/54	405	403
[9]	DaVita Inc.	4.625%	6/1/30	40	39
[9]	DaVita Inc.	3.750%	2/15/31	30	28
[9]	DaVita Inc.	6.875%	9/1/32	25	26
[9]	DaVita Inc.	6.750%	7/15/33	15	16
	Elevance Health Inc.	5.150%	6/15/29	180	186
	Elevance Health Inc.	5.500%	10/15/32	455	479
	Elevance Health Inc.	4.550%	3/1/48	270	229
	Elevance Health Inc.	3.700%	9/15/49	440	323
	Elevance Health Inc.	3.125%	5/15/50	500	327
	Elevance Health Inc.	3.600%	3/15/51	890	634
	Elevance Health Inc.	6.100%	10/15/52	400	412
	Elevance Health Inc.	5.125%	2/15/53	540	487
	Elevance Health Inc.	5.650%	6/15/54	770	748
	Elevance Health Inc.	5.700%	2/15/55	1,200	1,170
	Elevance Health Inc.	5.700%	9/15/55	3,185	3,122
	Elevance Health Inc.	5.850%	11/1/64	400	392
	Eli Lilly & Co.	4.875%	2/27/53	50	46
	Eli Lilly & Co.	5.200%	8/14/64	400	376
[9]	Fortrea Holdings Inc.	7.500%	7/1/30	9	9
	GE HealthCare Technologies Inc.	4.800%	8/14/29	260	266
	GE HealthCare Technologies Inc.	4.800%	1/15/31	1,255	1,278
	GE HealthCare Technologies Inc.	4.950%	12/15/35	2,335	2,332
	GE HealthCare Technologies Inc.	6.377%	11/22/52	2,400	2,614
	Gilead Sciences Inc.	5.100%	6/15/35	400	410
	Gilead Sciences Inc.	4.000%	9/1/36	120	112
	Gilead Sciences Inc.	5.550%	10/15/53	420	417
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	2,400	2,098
	HCA Inc.	5.250%	3/1/30	740	764
	HCA Inc.	2.375%	7/15/31	1,550	1,388
	HCA Inc.	4.600%	11/15/32	2,005	1,990
	HCA Inc.	5.750%	3/1/35	255	268
	HCA Inc.	4.900%	11/15/35	1,400	1,381
	HCA Inc.	5.125%	6/15/39	230	222
	HCA Inc.	5.900%	6/1/53	310	303
[9]	IQVIA Inc.	6.250%	6/1/32	55	57
	McKesson Corp.	4.950%	5/30/32	9,550	9,808
[9]	Medline Borrower LP	6.250%	4/1/29	3	3
[9]	Medline Borrower LP	5.250%	10/1/29	25	25
	Merck & Co. Inc.	4.450%	12/4/32	1,535	1,538
	Merck & Co. Inc.	3.700%	2/10/45	800	636
	Merck & Co. Inc.	2.750%	12/10/51	800	495
[9]	Organon & Co.	6.750%	5/15/34	90	81
	Pfizer Inc.	4.500%	11/15/32	3,505	3,512
	Pfizer Inc.	5.700%	11/15/65	3,165	3,114
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	2,400	2,271
	Quest Diagnostics Inc.	4.200%	6/30/29	260	261
	Quest Diagnostics Inc.	2.800%	6/30/31	400	369
[9]	Radiology Partners Inc.	8.500%	7/15/32	40	42
	Stryker Corp.	4.625%	9/11/34	400	398
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	2,680	2,050
[9]	Tenet Healthcare Corp.	5.500%	11/15/32	140	142
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	59	58
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	15	15
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/32	60	63
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/30	45	47
	Thermo Fisher Scientific Inc.	4.794%	10/7/35	400	401
	UnitedHealth Group Inc.	4.700%	4/15/29	400	408

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	2.000%	5/15/30	860	784
	UnitedHealth Group Inc.	4.500%	4/15/33	800	794
	UnitedHealth Group Inc.	5.150%	7/15/34	420	430
	UnitedHealth Group Inc.	4.625%	7/15/35	400	394
	UnitedHealth Group Inc.	6.625%	11/15/37	400	451
	UnitedHealth Group Inc.	3.500%	8/15/39	550	458
	UnitedHealth Group Inc.	4.450%	12/15/48	350	294
	UnitedHealth Group Inc.	5.875%	2/15/53	759	765
	UnitedHealth Group Inc.	5.050%	4/15/53	1,465	1,322
	UnitedHealth Group Inc.	5.375%	4/15/54	1,684	1,589
	UnitedHealth Group Inc.	5.625%	7/15/54	1,150	1,127
	UnitedHealth Group Inc.	5.950%	6/15/55	1,480	1,520
	UnitedHealth Group Inc.	6.050%	2/15/63	540	551
	Zimmer Biomet Holdings Inc.	5.200%	9/15/34	1,118	1,140
					90,278
Industrials (1.5%)
[9]	Air Canada	3.875%	8/15/26	40	40
[9]	Allison Transmission Inc.	3.750%	1/30/31	100	94
[9]	Allison Transmission Inc.	5.875%	12/1/33	25	25
[9]	American Airlines Inc.	7.250%	2/15/28	25	26
[9]	American Airlines Inc.	5.750%	4/20/29	165	168
[9]	American Airlines Inc.	8.500%	5/15/29	20	21
	Amphenol Corp.	3.800%	11/15/27	1,697	1,696
	Amphenol Corp.	3.900%	11/15/28	849	848
	Amphenol Corp.	4.125%	11/15/30	1,418	1,411
	Amphenol Corp.	4.400%	2/15/33	2,759	2,729
	Amphenol Corp.	4.625%	2/15/36	1,508	1,478
	Amphenol Corp.	5.300%	11/15/55	904	863
[9]	Arcosa Inc.	6.875%	8/15/32	5	5
[9]	Axon Enterprise Inc.	6.250%	3/15/33	5	5
	Boeing Co.	2.700%	2/1/27	750	739
	Boeing Co.	5.040%	5/1/27	3,476	3,512
	Boeing Co.	3.250%	2/1/28	1,205	1,185
	Boeing Co.	3.200%	3/1/29	1,375	1,333
	Boeing Co.	6.298%	5/1/29	4,080	4,333
	Boeing Co.	5.150%	5/1/30	1,260	1,295
	Boeing Co.	3.625%	2/1/31	1,535	1,475
	Boeing Co.	3.600%	5/1/34	885	804
	Boeing Co.	6.528%	5/1/34	5,502	6,085
	Boeing Co.	3.250%	2/1/35	825	722
	Boeing Co.	5.705%	5/1/40	400	408
	Boeing Co.	3.750%	2/1/50	430	313
	Boeing Co.	5.805%	5/1/50	1,907	1,876
	Boeing Co.	6.858%	5/1/54	3,327	3,728
	Boeing Co.	7.008%	5/1/64	1,760	1,991
[9]	Bombardier Inc.	7.000%	6/1/32	55	58
[9]	Bombardier Inc.	6.750%	6/15/33	5	5
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	1,750	1,851
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	500	470
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	350	344
	Canadian Pacific Railway Co.	3.500%	5/1/50	453	326
	Carrier Global Corp.	3.377%	4/5/40	925	747
[5,12]	CIMIC Finance Ltd.	1.500%	5/28/29	1,700	1,863
[9]	Clean Harbors Inc.	5.125%	7/15/29	80	80
[9]	Clean Harbors Inc.	5.750%	10/15/33	45	46
	CSX Corp.	4.750%	11/15/48	1,000	889
	CSX Corp.	4.250%	11/1/66	1,000	767
	Delta Air Lines Inc.	4.375%	4/19/28	644	646
	Eaton Capital ULC	4.450%	5/9/30	840	849
[9]	Enpro Inc.	6.125%	6/1/33	20	21
[9]	Entegris Inc.	4.375%	4/15/28	25	25
[9]	ERAC USA Finance LLC	7.000%	10/15/37	150	174
[9]	Gates Corp.	6.875%	7/1/29	30	31
	General Electric Co.	4.900%	1/29/36	2,252	2,285
[9]	Genesee & Wyoming Inc.	6.250%	4/15/32	20	21
[9]	Herc Holdings Inc.	6.625%	6/15/29	5	5
[9]	Herc Holdings Inc.	7.000%	6/15/30	30	32
[9]	Herc Holdings Inc.	5.750%	3/15/31	30	30
[9]	Herc Holdings Inc.	7.250%	6/15/33	25	27

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Herc Holdings Inc.	6.000%	3/15/34	20	20
	Hillenbrand Inc.	6.250%	2/15/29	10	10
	Honeywell International Inc.	5.250%	3/1/54	350	330
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	1,684	1,740
[9]	JetBlue Airways Corp.	9.875%	9/20/31	62	63
	Lockheed Martin Corp.	2.800%	6/15/50	470	297
	Lockheed Martin Corp.	4.090%	9/15/52	585	463
	Lockheed Martin Corp.	4.150%	6/15/53	890	711
	Lockheed Martin Corp.	5.200%	2/15/55	2,050	1,927
	Lockheed Martin Corp.	5.200%	2/15/64	1,650	1,527
	Norfolk Southern Corp.	5.100%	5/1/35	400	408
	Norfolk Southern Corp.	3.050%	5/15/50	585	385
	Norfolk Southern Corp.	5.950%	3/15/64	560	572
	Northrop Grumman Corp.	4.030%	10/15/47	56	45
	Northrop Grumman Corp.	5.200%	6/1/54	1,600	1,494
	Otis Worldwide Corp.	5.250%	8/16/28	325	335
	Otis Worldwide Corp.	5.131%	9/4/35	1,523	1,552
	RTX Corp.	4.500%	6/1/42	1,582	1,429
	RTX Corp.	3.750%	11/1/46	500	387
	RTX Corp.	4.050%	5/4/47	500	403
	RTX Corp.	3.125%	7/1/50	593	399
	RTX Corp.	6.400%	3/15/54	1,122	1,233
[5]	Ryder System Inc.	5.500%	6/1/29	1,500	1,562
	Ryder System Inc.	4.300%	12/1/30	630	627
[9]	Siemens Funding BV	5.900%	5/28/65	1,930	2,014
[9]	TopBuild Corp.	5.625%	1/31/34	40	41
[9]	TransDigm Inc.	6.375%	3/1/29	35	36
[9]	TransDigm Inc.	6.625%	3/1/32	60	62
[9]	TransDigm Inc.	6.375%	5/31/33	95	97
	Union Pacific Corp.	3.799%	4/6/71	200	137
	United Parcel Service Inc.	6.050%	5/14/65	1,895	1,952
[9]	WESCO Distribution Inc.	6.375%	3/15/33	60	63
					73,121
Materials (1.1%)
[9]	Alcoa Nederland Holding BV	6.125%	5/15/28	60	60
[9]	Alumina Pty Ltd.	6.125%	3/15/30	10	10
[9]	Alumina Pty Ltd.	6.375%	9/15/32	65	67
	Amcor Flexibles North America Inc.	4.800%	3/17/28	445	451
	Amcor Flexibles North America Inc.	5.100%	3/17/30	1,920	1,970
	Amcor Flexibles North America Inc.	5.500%	3/17/35	400	413
[12]	Amcor UK Finance plc	3.750%	2/20/33	700	814
	Amrize Finance US LLC	5.400%	4/7/35	1,250	1,289
[9]	Ardagh Metal Packaging Finance USA LLC	6.250%	1/30/31	45	46
	Ball Corp.	6.000%	6/15/29	10	10
	Ball Corp.	5.500%	9/15/33	10	10
	Berry Global Inc.	5.650%	1/15/34	1,699	1,771
[9]	Big River Steel LLC	6.625%	1/31/29	120	120
[5]	Braskem Netherlands Finance BV	4.500%	1/10/28	521	215
[9]	Carpenter Technology Corp.	5.625%	3/1/34	25	25
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	296
[5]	Cemex SAB de CV	5.125%	Perpetual	1,735	1,730
[9]	Chemours Co.	4.625%	11/15/29	175	159
[9]	Cleveland-Cliffs Inc.	4.625%	3/1/29	135	133
[9]	Cleveland-Cliffs Inc.	7.500%	9/15/31	7	7
[9]	Cleveland-Cliffs Inc.	7.625%	1/15/34	35	37
[9]	Commercial Metals Co.	5.750%	11/15/33	50	51
[9]	Commercial Metals Co.	6.000%	12/15/35	30	31
	CRH America Finance Inc.	4.400%	2/9/31	12,366	12,371
	CRH America Finance Inc.	5.000%	2/9/36	3,749	3,763
	CRH SMW Finance DAC	5.125%	1/9/30	2,285	2,355
[9]	Crown Americas LLC	5.875%	6/1/33	70	72
	Eastman Chemical Co.	4.500%	12/1/28	185	187
[9]	Element Solutions Inc.	3.875%	9/1/28	5	5
[9]	First Quantum Minerals Ltd.	7.250%	2/15/34	40	42
	FMC Corp.	5.650%	5/18/33	60	53
	FMC Corp.	8.450%	11/1/55	70	55
	Freeport-McMoRan Inc.	5.450%	3/15/43	800	775
[9]	Georgia-Pacific LLC	4.400%	6/30/28	1,050	1,061
[9]	Graphic Packaging International LLC	6.375%	7/15/32	250	254

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Inversion Escrow Issuer LLC	6.750%	8/1/32	55	55
[9]	Kaiser Aluminum Corp.	5.875%	3/1/34	15	15
	LYB International Finance III LLC	2.250%	10/1/30	300	267
	LYB International Finance III LLC	4.200%	5/1/50	650	464
[9]	Magnera Corp.	7.250%	11/15/31	260	256
[9]	NOVA Chemicals Corp.	9.000%	2/15/30	13	14
[9]	Novelis Corp.	4.750%	1/30/30	10	10
[9]	Novelis Corp.	3.875%	8/15/31	8	7
	Nutrien Ltd.	4.200%	4/1/29	900	899
	Nutrien Ltd.	2.950%	5/13/30	1,448	1,369
	Nutrien Ltd.	4.900%	6/1/43	200	182
[9]	Olympus Water US Holding Corp.	7.250%	6/15/31	40	41
[9]	Olympus Water US Holding Corp.	7.250%	2/15/33	135	136
[9]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	89	91
[9]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	7	7
[9]	Qnity Electronics Inc.	5.750%	8/15/32	30	31
[9]	Qnity Electronics Inc.	6.250%	8/15/33	20	21
[9]	Quikrete Holdings Inc.	6.375%	3/1/32	41	43
[9]	Quikrete Holdings Inc.	6.750%	3/1/33	150	157
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	500	310
	Rio Tinto Finance USA plc	5.000%	3/9/33	541	555
[5]	Sherwin-Williams Co.	4.550%	3/1/28	505	511
	Smurfit Kappa Treasury ULC	5.438%	4/3/34	4,295	4,446
	Smurfit Kappa Treasury ULC	5.777%	4/3/54	1,220	1,226
	Smurfit Westrock Financing DAC	5.418%	1/15/35	2,151	2,218
	Smurfit Westrock Financing DAC	5.185%	1/15/36	3,815	3,843
[9]	SNF Group SACA	3.125%	3/15/27	25	25
[9]	Solstice Advanced Materials Inc.	5.625%	9/30/33	30	30
	Steel Dynamics Inc.	4.000%	12/15/28	3,130	3,127
	Suzano Netherlands BV	5.500%	1/15/36	1,220	1,207
[9]	Trivium Packaging Finance BV	8.250%	7/15/30	18	19
[9]	Trivium Packaging Finance BV	12.250%	1/15/31	20	22
[9]	Vale Overseas Ltd.	6.000%	2/25/56	1,773	1,769
[9]	WR Grace Holdings LLC	5.625%	8/15/29	30	28
[9]	WR Grace Holdings LLC	6.625%	8/15/32	10	10
	WRKCo Inc.	4.000%	3/15/28	1,100	1,097
					55,216
Real Estate (0.5%)
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	490	493
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	400	244
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	1,825	1,708
	American Homes 4 Rent LP	4.950%	6/15/30	925	944
	American Homes 4 Rent LP	5.250%	3/15/35	750	761
	American Tower Corp.	3.125%	1/15/27	5	5
	American Tower Corp.	3.550%	7/15/27	500	496
	Brandywine Operating Partnership LP	8.875%	4/12/29	40	43
	Brandywine Operating Partnership LP	6.125%	1/15/31	15	15
	Brixmor Operating Partnership LP	4.050%	7/1/30	400	394
	Brixmor Operating Partnership LP	4.850%	2/15/33	2,000	2,005
	COPT Defense Properties LP	4.500%	10/15/30	675	672
	Crown Castle Inc.	5.000%	1/11/28	380	386
	Crown Castle Inc.	3.800%	2/15/28	1,700	1,687
	Crown Castle Inc.	3.300%	7/1/30	680	645
	Crown Castle Inc.	2.250%	1/15/31	450	402
[12]	Deutsche EuroShop AG	4.500%	10/15/30	400	473
	Digital Realty Trust LP	3.700%	8/15/27	625	622
[9]	EF Holdco	7.375%	9/30/30	35	35
	ERP Operating LP	3.000%	7/1/29	400	386
	ERP Operating LP	4.950%	6/15/32	400	409
	Extra Space Storage LP	5.700%	4/1/28	1,820	1,881
	Extra Space Storage LP	3.900%	4/1/29	180	178
	Extra Space Storage LP	5.900%	1/15/31	1,800	1,909
	Extra Space Storage LP	4.950%	1/15/33	1,918	1,937
	Healthpeak OP LLC	3.500%	7/15/29	500	486
	Highwoods Realty LP	2.600%	2/1/31	648	581
	Host Hotels & Resorts LP	4.250%	12/15/28	1,305	1,306
	Hudson Pacific Properties LP	3.950%	11/1/27	33	31
	Hudson Pacific Properties LP	5.950%	2/15/28	18	18
[5,12]	ICADE	4.375%	5/22/35	600	692

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	MPT Operating Partnership LP	8.500%	2/15/32	105	112
	NNN REIT Inc.	4.600%	2/15/31	400	403
	Omega Healthcare Investors Inc.	3.625%	10/1/29	698	675
[12]	Prologis Euro Finance LLC	3.875%	9/22/37	273	314
	Prologis LP	5.000%	3/15/34	205	209
	Prologis LP	5.250%	3/15/54	800	760
	Realty Income Corp.	5.625%	10/13/32	170	180
	Realty Income Corp.	5.125%	2/15/34	300	307
	Realty Income Corp.	5.125%	4/15/35	1,195	1,215
	Regency Centers LP	5.250%	1/15/34	200	206
[9]	RHP Hotel Properties LP	6.500%	6/15/33	20	21
	Sabra Health Care LP	3.200%	12/1/31	400	366
[9]	Service Properties Trust	0.000%	9/30/27	45	41
	Service Properties Trust	5.500%	12/15/27	10	10
	Service Properties Trust	8.375%	6/15/29	66	66
	Simon Property Group LP	1.750%	2/1/28	6	6
	Simon Property Group LP	3.800%	7/15/50	241	181
[9]	Starwood Property Trust Inc.	6.000%	4/15/30	20	20
[9]	Starwood Property Trust Inc.	6.500%	10/15/30	35	36
[9]	XHR LP	4.875%	6/1/29	5	5
[9]	XHR LP	6.625%	5/15/30	10	10
					26,987
Technology (2.7%)
[9]	Amkor Technology Inc.	5.875%	10/1/33	20	20
	Autodesk Inc.	5.300%	6/15/35	1,120	1,149
[5]	Bidvest Group UK plc	6.200%	9/17/32	700	714
	Broadcom Inc.	1.950%	2/15/28	90	86
[9]	Broadcom Inc.	4.000%	4/15/29	400	398
	Broadcom Inc.	4.750%	4/15/29	1,721	1,753
	Broadcom Inc.	5.050%	7/12/29	1,600	1,647
	Broadcom Inc.	4.600%	7/15/30	1,238	1,258
	Broadcom Inc.	4.900%	7/15/32	7,406	7,557
	Broadcom Inc.	2.600%	2/15/33	240	211
[9]	Broadcom Inc.	3.137%	11/15/35	560	482
[9]	Broadcom Inc.	3.187%	11/15/36	910	772
	CDW LLC	5.100%	3/1/30	160	163
[9]	Central Parent Inc.	7.250%	6/15/29	60	51
[9]	Central Parent LLC	8.000%	6/15/29	30	26
[9]	Cloud Software Group Inc.	6.500%	3/31/29	155	157
[9]	Cloud Software Group Inc.	8.250%	6/30/32	105	110
	Dell Inc.	6.500%	4/15/38	270	290
	Dell International LLC	6.100%	7/15/27	250	257
	Dell International LLC	5.250%	2/1/28	1,600	1,636
	Dell International LLC	4.350%	2/1/30	625	625
	Dell International LLC	4.750%	10/6/32	3,899	3,893
	Dell International LLC	5.400%	4/15/34	585	601
[9]	Ellucian Holdings Inc.	6.500%	12/1/29	15	15
[9]	Fair Isaac Corp.	5.250%	5/15/26	100	100
[9]	Fair Isaac Corp.	4.000%	6/15/28	150	148
[9]	Fair Isaac Corp.	6.000%	5/15/33	60	61
	Fiserv Inc.	2.650%	6/1/30	2,000	1,844
[12]	Fiserv Inc.	4.500%	5/24/31	600	727
	Fiserv Inc.	4.400%	7/1/49	1,192	935
[9]	Foundry JV Holdco LLC	6.150%	1/25/32	4,264	4,516
[9]	Foundry JV Holdco LLC	5.900%	1/25/33	6,365	6,665
[9]	Foundry JV Holdco LLC	6.100%	1/25/36	8,887	9,304
[9]	Foundry JV Holdco LLC	6.200%	1/25/37	4,650	4,887
[9]	Gen Digital Inc.	6.250%	4/1/33	30	31
	Hewlett Packard Enterprise Co.	4.050%	9/15/27	7,166	7,168
	Hewlett Packard Enterprise Co.	4.400%	9/25/27	6,404	6,438
	Hewlett Packard Enterprise Co.	4.400%	10/15/30	3,677	3,664
	Hewlett Packard Enterprise Co.	4.850%	10/15/31	1,636	1,651
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,447	1,484
	Intel Corp.	4.000%	8/5/29	1,650	1,633
	Intel Corp.	2.450%	11/15/29	5,252	4,901
	Intel Corp.	5.125%	2/10/30	4,565	4,680
	Intel Corp.	3.900%	3/25/30	800	784
	Intel Corp.	2.000%	8/12/31	1,243	1,090
	Intel Corp.	4.150%	8/5/32	400	386

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	5.200%	2/10/33	2,468	2,515
	Intel Corp.	4.600%	3/25/40	970	863
	Intel Corp.	4.800%	10/1/41	705	625
	Intel Corp.	5.625%	2/10/43	100	96
	Intel Corp.	4.100%	5/19/46	575	439
	Intel Corp.	4.100%	5/11/47	10	8
	Intel Corp.	3.734%	12/8/47	2,009	1,427
	Intel Corp.	3.250%	11/15/49	725	464
	Intel Corp.	3.050%	8/12/51	945	580
	Intel Corp.	4.900%	8/5/52	1,135	937
	Intel Corp.	5.700%	2/10/53	2,773	2,582
	Intel Corp.	5.600%	2/21/54	3,624	3,344
	Intel Corp.	3.100%	2/15/60	2,180	1,222
	Intel Corp.	3.200%	8/12/61	925	529
	Intel Corp.	5.900%	2/10/63	925	866
[9]	Kioxia Holdings Corp.	6.250%	7/24/30	125	129
[9]	Kioxia Holdings Corp.	6.625%	7/24/33	20	21
[9]	McAfee Corp.	7.375%	2/15/30	236	206
	Micron Technology Inc.	5.800%	1/15/35	650	685
	Motorola Solutions Inc.	5.200%	8/15/32	2,590	2,671
	Oracle Corp.	4.800%	8/3/28	1,740	1,748
	Oracle Corp.	4.450%	9/26/30	7,508	7,341
	Oracle Corp.	4.800%	9/26/32	2,082	2,010
	Oracle Corp.	5.200%	9/26/35	3,358	3,223
	Oracle Corp.	3.800%	11/15/37	400	323
	Oracle Corp.	5.875%	9/26/45	2,319	2,097
	Oracle Corp.	4.000%	7/15/46	600	416
	Oracle Corp.	6.900%	11/9/52	1,375	1,358
	Oracle Corp.	5.550%	2/6/53	400	332
	Oracle Corp.	3.850%	4/1/60	768	470
	Oracle Corp.	4.100%	3/25/61	2,500	1,609
	Oracle Corp.	5.500%	9/27/64	668	534
	Paychex Inc.	5.350%	4/15/32	580	601
	QUALCOMM Inc.	4.650%	5/20/35	720	723
	QUALCOMM Inc.	5.000%	5/20/35	400	406
[9]	Raven Acquisition Holdings LLC	6.875%	11/15/31	10	10
[9]	Science Applications International Corp.	5.875%	11/1/33	25	25
[9]	SS&C Technologies Inc.	5.500%	9/30/27	35	35
	Synopsys Inc.	4.650%	4/1/28	2,000	2,028
[9]	UKG Inc.	6.875%	2/1/31	45	46
	Verisk Analytics Inc.	4.500%	8/15/30	5	5
	Western Digital Corp.	4.750%	2/15/26	22	22
	Workday Inc.	3.800%	4/1/32	1,000	957
					133,496
Utilities (2.4%)
	AEP Texas Inc.	5.850%	10/15/55	3,000	2,946
	AEP Transmission Co. LLC	5.375%	6/15/35	1,565	1,616
	AEP Transmission Co. LLC	3.800%	6/15/49	240	181
	Alabama Power Co.	5.850%	11/15/33	220	236
	Ameren Corp.	1.750%	3/15/28	300	285
	Ameren Corp.	5.000%	1/15/29	2,970	3,037
	Ameren Corp.	3.500%	1/15/31	5	5
[5]	American Electric Power Co. Inc.	6.050%	3/15/56	1,290	1,268
[5]	Appalachian Power Co.	4.500%	3/1/49	400	328
[5]	Atmos Energy Corp.	5.200%	8/15/35	500	515
	Atmos Energy Corp.	5.000%	12/15/54	1,240	1,127
[9]	California Buyer Ltd.	6.375%	2/15/32	45	45
[9]	Calpine Corp.	4.500%	2/15/28	20	20
[9]	Calpine Corp.	4.625%	2/1/29	15	15
	CenterPoint Energy Inc.	5.400%	6/1/29	372	385
[9]	Clearway Energy Operating LLC	4.750%	3/15/28	5	5
[9]	Clearway Energy Operating LLC	3.750%	2/15/31	20	19
[5]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	210	182
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/54	545	544
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/55	400	388
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	1,500	1,029
	Consumers Energy Co.	5.050%	5/15/35	994	1,011
[5]	Dominion Energy Inc.	3.375%	4/1/30	6,050	5,835
	Dominion Energy Inc.	5.000%	6/15/30	760	781

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dominion Energy Inc.	5.375%	11/15/32	940	976
	Dominion Energy Inc.	5.450%	3/15/35	1,193	1,223
[5]	Dominion Energy Inc.	5.950%	6/15/35	360	384
	Dominion Energy Inc.	4.700%	12/1/44	1,450	1,271
	DTE Electric Co.	5.250%	5/15/35	560	576
[5]	DTE Electric Co.	3.650%	3/1/52	400	295
[5]	DTE Energy Co.	3.400%	6/15/29	400	389
	DTE Energy Co.	5.850%	6/1/34	350	373
	Duke Energy Carolinas LLC	4.950%	1/15/33	500	515
	Duke Energy Carolinas LLC	3.750%	6/1/45	455	358
	Duke Energy Carolinas LLC	3.700%	12/1/47	150	113
	Duke Energy Corp.	4.300%	3/15/28	35	35
	Duke Energy Corp.	2.550%	6/15/31	2,424	2,208
	Duke Energy Corp.	4.500%	8/15/32	1,500	1,496
	Duke Energy Corp.	3.750%	9/1/46	400	303
	Duke Energy Corp.	5.800%	6/15/54	600	593
	Duke Energy Florida LLC	3.400%	10/1/46	500	364
	Duke Energy Florida LLC	6.200%	11/15/53	500	535
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,450	1,186
	Duke Energy Progress LLC	5.050%	3/15/35	1,075	1,094
	Duke Energy Progress LLC	4.150%	12/1/44	400	333
	Duke Energy Progress LLC	5.350%	3/15/53	850	810
	Edison International	5.450%	6/15/29	350	356
[5,11]	Engie SA	5.750%	10/28/50	200	253
	Entergy Arkansas LLC	5.450%	6/1/34	1,645	1,720
	Entergy Arkansas LLC	3.350%	6/15/52	330	224
	Entergy Louisiana LLC	3.050%	6/1/31	400	375
	Entergy Louisiana LLC	5.800%	3/15/55	1,520	1,527
	Evergy Kansas Central Inc.	4.700%	3/13/28	1,450	1,472
	Exelon Corp.	3.350%	3/15/32	820	767
	Exelon Corp.	4.450%	4/15/46	400	336
	Exelon Corp.	4.700%	4/15/50	660	564
	Exelon Corp.	5.600%	3/15/53	2,398	2,322
	Exelon Corp.	5.875%	3/15/55	2,850	2,855
	FirstEnergy Corp.	2.650%	3/1/30	1,170	1,091
[5]	FirstEnergy Corp.	3.400%	3/1/50	500	345
[9]	FirstEnergy Transmission LLC	2.866%	9/15/28	1,298	1,255
[9]	FirstEnergy Transmission LLC	4.750%	1/15/33	2,220	2,216
	Florida Power & Light Co.	5.600%	2/15/66	3,310	3,264
	Georgia Power Co.	5.250%	3/15/34	1,395	1,440
[9]	Hawaiian Electric Co. Inc.	6.000%	10/1/33	105	106
[9]	Jersey Central Power & Light Co.	4.150%	1/15/29	320	320
[9]	Jersey Central Power & Light Co.	5.150%	1/15/36	2,040	2,062
	MidAmerican Energy Co.	5.850%	9/15/54	820	843
	MidAmerican Energy Co.	5.300%	2/1/55	300	284
	National Grid plc	5.418%	1/11/34	650	672
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/55	982	1,014
	NiSource Inc.	5.250%	3/30/28	900	923
	NiSource Inc.	5.200%	7/1/29	360	371
	NiSource Inc.	5.400%	6/30/33	480	498
	NiSource Inc.	5.350%	4/1/34	1,179	1,215
	NiSource Inc.	4.800%	2/15/44	1,450	1,304
	NiSource Inc.	4.375%	5/15/47	150	124
	NiSource Inc.	5.000%	6/15/52	500	443
	NiSource Inc.	5.850%	4/1/55	2,070	2,062
	Northern States Power Co.	2.900%	3/1/50	600	393
[9]	NRG Energy Inc.	5.750%	7/15/29	20	20
[9]	NRG Energy Inc.	5.750%	1/15/34	60	60
[9]	NRG Energy Inc.	6.250%	11/1/34	10	10
[9]	NRG Energy Inc.	6.000%	1/15/36	75	76
	Pacific Gas & Electric Co.	6.100%	1/15/29	2,088	2,185
	Pacific Gas & Electric Co.	5.550%	5/15/29	1,370	1,414
	Pacific Gas & Electric Co.	4.500%	7/1/40	678	591
	Pacific Gas & Electric Co.	3.300%	8/1/40	400	303
	Pacific Gas & Electric Co.	6.150%	3/1/55	300	297
[9]	Pattern Energy Operations LP	4.500%	8/15/28	2	2
	Pinnacle West Capital Corp.	4.900%	5/15/28	840	855
[9]	PSEG Power LLC	5.200%	5/15/30	4,525	4,628
	Public Service Co. of Colorado	5.350%	5/15/34	40	41
	Public Service Co. of Oklahoma	5.250%	1/15/33	400	411

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Service Co. of Oklahoma	5.450%	1/15/36	1,660	1,703
	Public Service Enterprise Group Inc.	5.200%	4/1/29	240	247
	San Diego Gas & Electric Co.	5.550%	4/15/54	240	233
	Southern California Edison Co.	4.875%	2/1/27	700	705
	Southern California Edison Co.	5.300%	3/1/28	455	465
	Southern California Edison Co.	5.250%	3/15/30	530	544
	Southern California Edison Co.	4.650%	10/1/43	800	680
	Southern California Edison Co.	4.000%	4/1/47	510	383
[5]	Southern California Edison Co.	4.125%	3/1/48	100	76
	Southern Co.	5.700%	3/15/34	1,494	1,574
	Southern Co.	4.850%	3/15/35	420	415
	Southern Co.	4.400%	7/1/46	550	464
[5]	Southern Co. Gas Capital Corp.	4.050%	9/15/28	715	715
[5]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	500	442
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	1,020	1,048
[5]	Southern Co. Gas Capital Corp.	5.100%	9/15/35	790	796
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	310	320
[5]	Southern Power Co.	4.900%	10/1/35	1,630	1,613
[5,11]	SW Finance I plc	6.640%	3/31/26	780	1,052
[5,11]	SW Finance I plc	1.625%	3/30/27	312	402
[5,11]	SW Finance I plc	2.375%	5/28/28	648	816
[11]	SW Finance I plc	7.750%	10/31/31	100	143
[5,11]	SW Finance I plc	6.875%	8/7/32	600	838
[5,11]	SW Finance I plc	7.000%	4/16/40	300	405
[9]	Talen Energy Supply LLC	6.250%	2/1/34	65	66
[9]	Talen Energy Supply LLC	6.500%	2/1/36	50	52
	Tampa Electric Co.	4.900%	3/1/29	200	204
	TransAlta Corp.	5.875%	2/1/34	20	20
	Union Electric Co.	3.900%	4/1/52	750	572
	Union Electric Co.	5.125%	3/15/55	430	394
[5,11]	United Utilities Water Finance plc	5.125%	10/6/38	800	1,001
[5,11]	United Utilities Water Finance plc	5.250%	1/22/46	300	356
[12]	Veolia Environnement SA	1.625%	Perpetual	300	349
	Virginia Electric & Power Co.	5.000%	1/15/34	1,575	1,596
	Virginia Electric & Power Co.	5.150%	3/15/35	2,725	2,774
[5]	Virginia Electric & Power Co.	6.000%	1/15/36	400	429
[5]	Virginia Electric & Power Co.	3.800%	9/15/47	362	277
	Virginia Electric & Power Co.	2.450%	12/15/50	2,030	1,165
	Virginia Electric & Power Co.	5.450%	4/1/53	1,580	1,505
	Virginia Electric & Power Co.	5.700%	8/15/53	600	591
[9]	Vistra Operations Co. LLC	4.300%	10/15/28	3,940	3,939
	Xcel Energy Inc.	2.600%	12/1/29	400	375
	Xcel Energy Inc.	6.500%	7/1/36	400	438
[9]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/27	50	49
[9]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/29	225	231
[9]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/31	40	42
[11]	Yorkshire Water Finance plc	1.750%	11/26/26	805	1,059
[5,11]	Yorkshire Water Finance plc	5.500%	4/28/35	300	389
[5,11]	Yorkshire Water Finance plc	2.750%	4/18/41	500	438
					117,532
Total Corporate Bonds (Cost $1,364,136)					1,372,930
Floating Rate Loan Interests (0.0%)
[8]	Asurion LLC First Lien Term Loan B-13, TSFR1M + 4.250%	7.966%	9/19/30	35	35
[8]	Bausch + Lomb Corp. First Lien Third Amendment Term Loan, TSFR1M + 4.250%	7.966%	1/15/31	10	10
[8]	Beach Acquisition Bidco LLC First Lien Term Loan B-1, TSFR3M + 3.250%	6.922%	9/13/32	10	10
[8]	Boots Group Bidco Ltd. First Lien Closing Date Term Loan, TSFR3M + 3.500%	7.206%	8/30/32	15	15
[8]	Chobani LLC First Lien Closing Date Term Loan, TSFR1M + 2.250%	5.966%	10/28/32	15	15
[8]	Dawn Bidco LLC First Lien Term Loan, TSFR12M + 3.500%	7.259%	8/20/32	45	45
[8]	Froneri US Inc. First Lien Term Loan B-6, TSFR6M + 2.250%	6.122%	9/30/32	20	20
[8]	Qnity Electronics Inc. First Lien Initial Term Loan, TSFR12M + 2.250%	6.233%	10/29/32	25	25
[8]	Rocket Software Inc. First Lien Term Loan, TSFR1M + 3.750%	7.466%	11/28/28	32	32
[8]	Sazerac Co. Inc. First Lien Incremental Term Loan B-1, TSFR1M + 2.500%	6.280%	6/25/32	55	55
Total Floating Rate Loan Interests (Cost $260)					262
Sovereign Bonds (9.2%)
[5]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	530	549
[12]	Adif Alta Velocidad	3.125%	1/31/30	4,200	4,978

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Adif Alta Velocidad	3.625%	4/30/35	5,200	6,125
[5,12]	Arab Republic of Egypt	4.750%	4/16/26	1,055	1,238
[5]	Baiterek National Managing Holding JSC	5.450%	5/8/28	1,700	1,730
[5,13]	Bank Gospodarstwa Krajowego	6.250%	10/31/28	600	635
[5,12,13]	Bank Gospodarstwa Krajowego	4.000%	3/13/32	116	141
[5]	Bermuda	3.717%	1/25/27	2,438	2,420
[5]	Bermuda	4.750%	2/15/29	320	323
[12]	Caisse d'Amortissement de la Dette Sociale	2.375%	9/24/28	13,900	16,285
[5,9]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	1,514	1,595
[5]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	1,038	1,094
[5,9]	Cassa Depositi e Prestiti SpA	4.375%	10/1/30	20,262	20,262
[5]	Cassa Depositi e Prestiti SpA	4.375%	10/1/30	24,309	24,322
[12]	City of Madrid Spain	3.360%	10/31/35	11,720	13,614
[5]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/27	805	810
[5]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	8,898	8,809
[5]	Corp. Nacional del Cobre de Chile	6.330%	1/13/35	408	435
[5]	Development Bank of Kazakhstan JSC	5.625%	4/7/30	1,530	1,583
[5]	Dominican Republic	5.950%	1/25/27	13,511	13,658
[5]	Dominican Republic	6.000%	7/19/28	4,900	5,023
[5]	Dominican Republic	5.500%	2/22/29	500	506
[5]	Dominican Republic	4.500%	1/30/30	1,853	1,808
[5]	Dominican Republic	7.050%	2/3/31	3,500	3,760
[5]	Dominican Republic	4.875%	9/23/32	1,550	1,493
[5,9]	Dominican Republic	5.875%	10/28/35	1,500	1,501
[5,9]	Dominican Republic	6.950%	3/15/37	1,469	1,576
	Ecopetrol SA	8.625%	1/19/29	172	184
[5,12]	European Union	0.300%	11/4/50	7,180	3,660
[5,12]	European Union	0.700%	7/6/51	10,798	6,192
	Federative Republic of Brazil	5.500%	11/6/30	437	444
[9,12]	Hellenic Republic	4.375%	7/18/38	1,868	2,346
[12]	Hellenic Republic	4.200%	1/30/42	1,140	1,395
[9,12]	Hellenic Republic	4.125%	6/15/54	1,959	2,247
[5,14]	Japan	0.400%	3/20/50	1,817,850	6,119
[5,14]	Japan	1.200%	6/20/53	84,200	329
[5]	Kingdom of Belgium	4.875%	6/10/55	388	348
[5]	Kingdom of Morocco	2.375%	12/15/27	1,700	1,633
[5]	Kingdom of Morocco	4.000%	12/15/50	500	364
[5]	Kingdom of Saudi Arabia	3.250%	10/26/26	8,200	8,154
[5]	Kingdom of Saudi Arabia	4.750%	1/18/28	2,700	2,734
	Korea Hydro & Nuclear Power Co. Ltd.	5.000%	7/18/28	237	243
[5,9]	KSA Sukuk Ltd.	5.250%	6/4/27	540	549
[5]	KSA Sukuk Ltd.	4.303%	1/19/29	963	967
[5,15]	Magyar Export-Import Bank Zrt.	6.125%	12/4/27	4,106	4,217
[12,15]	MFB Magyar Fejlesztesi Bank Zrt.	4.375%	6/27/30	796	955
[5,9]	OCP SA	6.100%	4/30/30	1,479	1,545
[5]	OCP SA	6.100%	4/30/30	2,000	2,093
[5]	OCP SA	6.700%	3/1/36	2,000	2,145
[5]	Oman Government Bond	4.750%	6/15/26	7,772	7,776
[5]	Oman Government Bond	5.375%	3/8/27	4,694	4,745
[5]	Oman Government Bond	6.750%	10/28/27	5,511	5,738
[5,12]	OMERS Finance Trust	3.250%	1/28/35	3,739	4,309
[5]	Oriental Republic of Uruguay	4.375%	10/27/27	1,333	1,340
	Oriental Republic of Uruguay	7.875%	1/15/33	2,000	2,384
[5]	Paraguay Government Bond	4.700%	3/27/27	3,314	3,334
[5,9]	Paraguay Government Bond	4.950%	4/28/31	789	801
[5]	Paraguay Government Bond	4.950%	4/28/31	1,000	1,015
[5]	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/29	3,676	3,694
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/27	425	424
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/28	2,474	2,533
	Petroleos Mexicanos	6.500%	1/23/29	2,000	2,032
	Petroleos Mexicanos	8.750%	6/2/29	6,323	6,776
[5,9,12]	Portuguese Republic	3.625%	6/12/54	5,449	5,994
[12]	Province of British Columbia	3.900%	10/10/45	5,148	5,876
[12]	Queensland Treasury Corp.	3.250%	5/21/35	6,260	7,193
[12]	Republic of Albania	4.750%	2/14/35	1,322	1,573
[5,12]	Republic of Bulgaria	3.500%	5/7/34	1,993	2,352
[5,12]	Republic of Bulgaria	4.125%	5/7/38	3,375	4,009
[5]	Republic of Chile	2.750%	1/31/27	8,219	8,088
[5]	Republic of Chile	3.240%	2/6/28	8,585	8,438
[5]	Republic of Chile	4.850%	1/22/29	2,000	2,041

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Republic of Chile	2.450%	1/31/31	2,888	2,639
[5]	Republic of Chile	2.550%	1/27/32	3,883	3,475
[5]	Republic of Guatemala	4.375%	6/5/27	1,700	1,687
[5]	Republic of Hungary	6.125%	5/22/28	7,000	7,262
[5]	Republic of Hungary	5.250%	6/16/29	2,000	2,042
[5]	Republic of Hungary	6.250%	9/22/32	2,720	2,900
[5,12]	Republic of Hungary	5.375%	9/12/33	1,200	1,507
[5]	Republic of Hungary	6.750%	9/23/55	4,000	4,179
[12]	Republic of Iceland	2.625%	5/27/30	7,571	8,820
[5,12]	Republic of Indonesia	3.650%	9/10/32	100	118
[5]	Republic of Indonesia	4.850%	1/11/33	2,000	2,020
[12]	Republic of Indonesia	1.100%	3/12/33	100	97
[12]	Republic of Indonesia	3.750%	10/16/33	1,730	2,015
[5]	Republic of Italy	1.250%	2/17/26	5,000	4,984
[5,9]	Republic of Kazakhstan	4.412%	10/28/30	2,000	1,989
[5,12]	Republic of Lithuania	3.500%	7/3/31	264	316
[5,12]	Republic of Lithuania	3.625%	3/10/36	1,670	1,931
	Republic of Panama	7.125%	1/29/26	4,646	4,656
	Republic of Panama	8.875%	9/30/27	1,364	1,461
[5]	Republic of Panama	3.875%	3/17/28	2,630	2,583
[5]	Republic of Panama	3.160%	1/23/30	1,500	1,404
[5]	Republic of Paraguay	5.000%	4/15/26	340	341
	Republic of Peru	2.844%	6/20/30	270	254
[5]	Republic of Peru	2.783%	1/23/31	7,397	6,833
[5]	Republic of South Africa	4.850%	9/30/29	1,520	1,521
	Republic of the Philippines	3.229%	3/29/27	671	664
	Republic of the Philippines	5.170%	10/13/27	200	204
	Republic of the Philippines	1.950%	1/6/32	370	321
	Republic of the Philippines	5.609%	4/13/33	2,000	2,118
	Republic of the Philippines	5.250%	5/14/34	200	208
[5]	Republic of Turkiye	5.950%	1/15/31	298	301
[5]	Republic of Turkiye	7.125%	2/12/32	494	523
[5]	Republic of Turkiye	5.750%	5/11/47	203	166
[5,12]	Serbia International Bond	3.125%	5/15/27	4,234	4,949
[5,12]	Serbia International Bond	1.500%	6/26/29	2,460	2,678
[5]	Serbia International Bond	2.125%	12/1/30	2,040	1,786
[12]	Slovakia Government Bond	3.750%	2/27/40	8,377	9,549
[5,16]	Southern Gas Corridor CJSC	6.875%	3/24/26	8,482	8,531
[5,12]	State of Israel	5.000%	10/30/26	3,429	4,101
[5,12]	State of Israel	1.500%	1/18/27	340	394
[5]	State of Israel	5.375%	3/12/29	2,715	2,791
[5]	State of Israel	5.375%	2/19/30	1,360	1,403
[12]	Treasury Corp. of Victoria	3.625%	9/29/40	8,936	10,299
[11]	United Kingdom	4.375%	7/31/54	4,232	5,005
[11]	United Kingdom	5.375%	1/31/56	2,549	3,537
	United Mexican States	4.150%	3/28/27	1,200	1,198
	United Mexican States	3.750%	1/11/28	5,010	4,957
[5]	United Mexican States	4.750%	3/22/31	10,000	9,882
[5]	United Mexican States	2.659%	5/24/31	370	329
[5]	United Mexican States	4.750%	4/27/32	1,619	1,576
[5]	United Mexican States	5.850%	7/2/32	27,954	28,720
[5]	United Mexican States	5.375%	3/22/33	7,243	7,174
[5]	United Mexican States	4.875%	5/19/33	150	144
[12]	United Mexican States	5.125%	3/19/38	983	1,148
Total Sovereign Bonds (Cost $452,052)					459,291
Taxable Municipal Bonds (0.0%)
	Los Angeles CA Department of Water & Power Revenue (Cost $1,882)	6.574%	7/1/45	1,835	1,973
				Shares
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[17]	Vanguard Market Liquidity Fund (Cost $49,628)	3.780%		496,283	49,628

		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.000% Annually	GSI	3/10/26	3.000%	60,900	48
	5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.250% Annually	WFB	3/26/26	3.250%	26,700	81
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.350% Annually	NGFP	10/16/30	3.350%	22,900	539
	30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.260% Annually	WFB	3/26/26	3.260%	6,900	2
	30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.950% Annually	BANA	3/9/26	3.950%	4,190	26
						696
Put Swaptions
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.800% Annually	WFB	5/19/26	3.800%	11,370	182
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.820% Annually	BANA	5/20/26	3.820%	11,360	174
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 5.900% Annually	JPMC	4/10/26	5.900%	15,300	—
	30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.830% Annually	JPMC	4/10/26	4.830%	14,400	24
						380
Total Options Purchased (Cost $1,890)						1,076
Total Investments (96.6%) (Cost $4,803,276)						4,832,337
			Coupon	Maturity Date	Face Amount ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-0.2%)
[5,6,7]	UMBS Pool		5.000%	7/1/40–1/25/56	(1,760)	(1,348)

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,6,7]	UMBS Pool	5.500%	5/1/39–1/25/56	(9,293)	(8,683)
Total Conventional Mortgage-Backed Securities—Liability for Sale Commitments (Proceeds $11,698)					(10,031)
Other Assets and Liabilities—Net (3.6%)					178,565
Net Assets (100%)					5,000,871
Cost is in $000.
1	Securities with a value of $8,163 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $13,805 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $236 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
4	Securities with a value of $2,548 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2025.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the aggregate value was $566,791, representing 11.3% of net assets.
10	Security value determined using significant unobservable inputs.
11	Face amount denominated in British pounds.
12	Face amount denominated in euro.
13	Guaranteed by the Republic of Poland.
14	Face amount denominated in Japanese yen.
15	Guaranteed by the Republic of Hungary.
16	Guaranteed by the Republic of Azerbaijan.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
BANA—Bank of America, N.A.
CLO—Collateralized Loan Obligation.
CMT—Constant Maturing Treasury Rate.
DAC—Designated Activity Company.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
NGFP—Normura Global Financial Products Inc.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
UMBS—Uniform Mortgage-Backed Securities.
WFB—Wells Fargo Bank N.A.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.250% Annually	GSI	3/10/2026	2.250%	91,350	(3)
5-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.700% Annually	WFB	3/26/2026	2.700%	26,700	(9)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.608% Annually	NGFP	10/16/2035	3.608%	19,200	(770)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.750% Annually	BANA	3/9/2026	3.750%	8,380	(17)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.810% Annually	WFB	3/26/2026	3.810%	6,900	(31)
					(830)
Put Swaptions
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.000% Annually	WFB	5/19/2026	4.000%	11,370	(101)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.020% Annually	BANA	5/20/2026	4.020%	11,360	(96)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.200% Annually	WFB	5/19/2026	4.200%	11,370	(52)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.220% Annually	BANA	5/20/2026	4.220%	11,360	(50)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.900% Annually	JPMC	4/10/2026	4.900%	15,300	(3)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 5.830% Annually	JPMC	4/10/2026	5.830%	14,400	(1)
					(303)
Total Options Written (Premiums Received $1,889)					(1,133)
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
NGFP—Normura Global Financial Products Inc.
WFB—Wells Fargo Bank N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2026	3,141	655,807	424
5-Year U.S. Treasury Note	March 2026	1,339	146,359	32
10-Year U.S. Treasury Note	March 2026	182	20,464	2
Euro-BTP	March 2026	86	12,146	(26)
Euro-Schatz	March 2026	25	3,138	(3)
Long U.S. Treasury Bond	March 2026	878	101,491	(750)
Ultra Long U.S. Treasury Bond	March 2026	217	25,606	(158)
				(479)

Short Futures Contracts
10-Year Government of Canada Bond	March 2026	(105)	(9,250)	118
10-Year Japanese Government Bond	March 2026	(34)	(28,741)	240
Euro-Bobl	March 2026	(225)	(30,715)	117
Euro-Bund	March 2026	(457)	(68,514)	362
Euro-Buxl	March 2026	(424)	(54,871)	718
Euro-OAT	March 2026	(86)	(12,188)	52
Long Gilt	March 2026	(26)	(3,202)	(23)

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Mini 10-Year Japanese Government Bond	March 2026	(51)	(4,306)	41
Ultra 10-Year U.S. Treasury Note	March 2026	(633)	(72,805)	(54)
				1,571
				1,092

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	3/18/2026	EUR	31,261	USD	36,967	—	(104)
State Street Bank & Trust Co.	3/18/2026	EUR	27,990	USD	32,734	270	—
UBS AG	3/18/2026	EUR	349	USD	411	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	EUR	344	USD	403	3	—
State Street Bank & Trust Co.	3/18/2026	GBP	427	USD	568	7	—
JPMorgan Chase Bank, N.A.	3/18/2026	JPY	52,646	USD	339	—	(1)
Toronto-Dominion Bank	3/18/2026	USD	231	AUD	348	—	(2)
Wells Fargo Bank N.A.	3/18/2026	USD	63	CAD	87	—	—
Toronto-Dominion Bank	3/18/2026	USD	251,337	EUR	214,900	—	(2,068)
State Street Bank & Trust Co.	3/18/2026	USD	2,461	EUR	2,089	—	(2)
Wells Fargo Bank N.A.	3/18/2026	USD	2,438	EUR	2,082	—	(17)
JPMorgan Chase Bank, N.A.	3/18/2026	USD	543	EUR	459	2	—
State Street Bank & Trust Co.	3/18/2026	USD	379	EUR	320	—	—
Toronto-Dominion Bank	3/18/2026	USD	21,533	GBP	16,179	—	(271)
Wells Fargo Bank N.A.	3/18/2026	USD	718	GBP	538	—	(7)
State Street Bank & Trust Co.	3/18/2026	USD	698	GBP	520	—	(4)
Wells Fargo Bank N.A.	3/18/2026	USD	5,263	JPY	809,765	61	—
UBS AG	3/18/2026	USD	2,102	JPY	326,699	4	—
Morgan Stanley Capital Services LLC	3/18/2026	USD	236	MXN	4,327	—	(3)
						347	(2,479)

AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
Republic of South Africa	12/20/2030	USD	236	1.000	(4)	2
Republic of Turkiye	12/20/2030	USD	3,707	1.000	(167)	81
						83

Centrally Cleared Credit Default Swaps (continued)
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Purchased
CDX-NA-IG-S45-V1	12/20/2030	USD	206,668	(1.000)	(4,739)	(280)
United Mexican States	12/20/2030	USD	7,196	(1.000)	(36)	(24)
						(304)
						(221)
1 Periodic premium received/(paid) quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Republic of Turkiye/Ba3	6/20/2027	BANA	2,463	1.000	8	(43)	51	—
Stellantis NV/Baa2	12/20/2030	JPMC	400[2]	5.000	78	70	8	—
					86	27	59	—

Credit Protection Purchased
Telefonica Europe BV	12/20/2030	MSCS	2,000[2]	(1.000)	(34)	(38)	4	—
					52	(11)	63	—
1 Periodic premium received/(paid) quarterly.
2 Notional amount denominated in euro.
BANA—Bank of America, N.A.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At December 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $115 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
12/22/2026	N/A	90,000[1]	3.432[2]	(3.870)[3]	(19)	(19)
6/16/2027	N/A	3,933,110[4]	0.727[5]	(0.906)[2]	(17)	(17)
12/15/2027	4/3/2026[6]	150,000[1]	0.000[3]	(3.128)[2]	297	297
12/15/2027	4/3/2026[6]	30,000[1]	0.000[3]	(3.230)[2]	9	9
12/17/2027	N/A	5,600[1]	3.870[3]	(3.340)[2]	(2)	(2)
12/22/2027	N/A	45,000[1]	3.870[3]	(3.278)[2]	38	38
6/18/2028	6/18/2027[6]	62,090[1]	3.458[2]	(0.000)[3]	108	108
11/29/2028	11/29/2027[6]	109,962[7]	2.148[2]	(0.000)[8]	(227)	(227)
6/20/2029	6/17/2026[6]	35,250[9]	2.542[10]	(0.000)[11]	(127)	(150)
9/10/2029	9/10/2027[6]	20,000[1]	3.072[2]	(0.000)[3]	(128)	(128)
9/22/2029	9/22/2027[6]	22,800[1]	3.221[2]	(0.000)[3]	(87)	(86)
5/31/2030	4/3/2026[6]	31,000[1]	0.000[3]	(3.428)[2]	(30)	(30)
5/31/2030	4/3/2026[6]	31,000[1]	0.000[3]	(3.282)[2]	143	143
6/18/2031	6/17/2026[6]	17,450[7]	2.274[2]	(0.000)[8]	(118)	(114)
6/18/2031	6/18/2026[6]	17,230[1]	0.000[3]	(3.625)[2]	(111)	(111)
9/10/2032	9/10/2027[6]	16,800[1]	0.000[3]	(3.349)[2]	243	243

Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
9/22/2032	9/22/2027[6]	19,100[1]	0.000[3]	(3.465)[2]	185	185
1/5/2033	1/5/2028[6]	7,470[1]	3.709[2]	(0.000)[3]	—	—
8/15/2035	3/31/2026[6]	6,150[1]	0.000[3]	(3.545)[2]	113	113
6/18/2036	6/17/2026[6]	9,000[7]	2.643[2]	(0.000)[8]	(100)	(94)
6/18/2036	6/17/2026[6]	2,857[7]	2.647[2]	(0.000)[8]	(31)	(31)
9/10/2037	9/10/2027[6]	4,600[1]	3.733[2]	(0.000)[3]	(104)	(104)
9/22/2037	9/22/2027[6]	5,200[1]	3.804[2]	(0.000)[3]	(91)	(91)
10/18/2040	10/18/2030[6]	9,200[1]	0.000[3]	(4.100)[2]	209	209
10/18/2045	10/18/2035[6]	10,200[1]	4.358[2]	(0.000)[3]	(213)	(213)
12/18/2055	N/A	1,140[1]	4.035[2]	(3.870)[3]	(26)	(25)
1/5/2058	1/5/2028[6]	2,010[1]	0.000[3]	(4.239)[2]	—	—
					(86)	(97)
1 Notional amount denominated in U.S. dollar.
2 Interest payment received/(paid) annually.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
4 Notional amount denominated in Japanese yen.
5 Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/(paid) annually.
6 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
7 Notional amount denominated in euro.
8 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/(paid) annually.
9 Notional amount denominated in Canadian dollar.
10 Interest payment received/(paid) semi-annually.
11 Based on Canadian Overnight Repo Rate Average (CORRA) as of the most recent reset date. Interest payment received/(paid) semi-annually.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F.  Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written.  Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
G.  Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange.  The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
H.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
I.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
J.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
K.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,415,233	—	2,415,233
Asset-Backed/Commercial Mortgage-Backed Securities	—	531,494	450	531,944
Corporate Bonds	—	1,372,930	—	1,372,930
Floating Rate Loan Interests	—	262	—	262
Sovereign Bonds	—	459,291	—	459,291
Taxable Municipal Bonds	—	1,973	—	1,973
Temporary Cash Investments	49,628	—	—	49,628
Options Purchased	—	1,076	—	1,076
Total	49,628	4,782,259	450	4,832,337
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(10,031)	—	(10,031)

Derivative Financial Instruments
Assets
Futures Contracts[1]	2,106	—	—	2,106
Forward Currency Contracts	—	347	—	347
Swap Contracts[1]	—	1,491	—	1,491
Total	2,106	1,838	—	3,944
Liabilities
Options Written	—	(1,133)	—	(1,133)
Futures Contracts[1]	(1,014)	—	—	(1,014)
Forward Currency Contracts	—	(2,479)	—	(2,479)
Swap Contracts[1]	—	(1,746)	—	(1,746)
Total	(1,014)	(5,358)	—	(6,372)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.